United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/21

Date of Reporting Period: Six months ended 04/30/21

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2021

Share Class | Ticker	Wealth | CAIXX	Service | CACXX	Cash II | CALXX
	Cash Series | CCSXX	Capital | CCCXX

Federated Hermes California Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	64.6%
Commercial Paper	25.0%
Municipal Notes	10.3%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At April 30, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	55.9%
8-30 Days	3.2%
31-90 Days	28.4%
91-180 Days	10.5%
181 Days or more	1.9%
Other Assets and Liabilities—Net[2]	0.1%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2021 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.9%
		California— 99.9%
$ 1,360,000		ABAG Finance Authority for Non-Profit Corporations, CA (Ecology Action of Santa Cruz), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 0.090%, 5/6/2021	$1,360,000
2,620,000		Alameda County, CA IDA (Santini Foods, Inc.), (Series 2010A) Weekly VRDNs, (Comerica Bank LOC), 0.110%, 5/6/2021	2,620,000
335,000		Alameda County, CA IDA Recovery Zone Facility (Dale Hardware, Inc.), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 0.110%, 5/6/2021	335,000
9,960,000		Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.140%, 5/6/2021	9,960,000
3,200,000		Antelope Valley, CA CCD, Tender Option Bond Trust Receipts (Series 2020-XF0894) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.080%, 5/6/2021	3,200,000
4,400,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs, (FHLB of San Francisco LOC), 0.090%, 5/6/2021	4,400,000
3,365,000		Banning, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2440) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.110%, 5/6/2021	3,365,000
9,000,000		Bay Area Toll Authority, CA, Tender Option Bond Trust Receipts (Series 2017-ZM0542) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	9,000,000
4,000,000		Beaumont, CA Public Improvement Authority, Tender Option Bond Trust Certificates (Series 2018-ZF2715) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.110%, 5/6/2021	4,000,000
3,320,000		Calexico, CA USD, Tender Option Bond Trust Certificates (2017-XG0118) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.110%, 5/6/2021	3,320,000
5,000,000		California Community College Financing Authority, (Series B) TRANs, 2.000%, 1/31/2022	5,069,762
4,920,000		California Education Notes Program (San Mateo, CA Union High School District), (Series A) TRANs, 4.000%, 6/30/2021	4,950,712
1,200,000		California Educational Facilities Authority (Stanford University), (Series S-4), CP, 0.250%, Mandatory Tender 7/20/2021	1,200,000
16,200,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.100%, 5/6/2021	16,200,000
52,245,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.180%, 5/6/2021	52,245,000
21,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 0.180%, Mandatory Tender 8/5/2021	21,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 5,000,000		California Health Facilities Financing Authority (Kaiser Permanente), RBC Muni Products (Series G-44) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.210%, Optional Tender 5/3/2021	$5,000,000
4,180,000		California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	4,180,000
2,295,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Tender Option Bond Trust Receipts (Series 2018-XM0696) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	2,295,000
5,000,000		California Health Facilities Financing Authority (Stanford Health Care), (2008 Series B-2 Subseries 2), CP, 0.240%, Mandatory Tender 5/5/2021	5,000,000
1,500,000		California Health Facilities Financing Authority (Stanford Health Care), (2008 Series B-2) TOBs, 0.120%, Mandatory Tender 6/15/2021	1,500,000
11,890,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Receipts (Series 2018-XF0622) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.200%, 5/6/2021	11,890,000
3,380,000		California HFA Multi-Family (Hope on Broadway LP), Tender Option Bond Trust Receipts (2021-XF2928) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.260%, 5/6/2021	3,380,000
3,970,000		California Infrastructure & Economic Development Bank (Los Angeles Society for the Prevention of Cruelty to Animals), (Series 2002A) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 0.090%, 5/6/2021	3,970,000
8,970,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs, (FHLB of San Francisco LOC), 0.250%, 5/1/2021	8,970,000
2,150,000		California PCFA (Big Bear Disposal, Inc.), (Series 2010) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.130%, 5/5/2021	2,150,000
18,830,000		California State Municipal Finance Authority (Montague Parkway Associates LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9041) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.120%, 5/6/2021	18,830,000
2,235,000		California State University (The Trustees of), Tender Option Bond Trust Receipts (Series 2018-ZF0673) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	2,235,000
2,000,000		California State, RBC Muni Products, Inc. Trust Floater Certificates (Series G-1) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	2,000,000
4,000,000		California State, RBC Muni Products, Inc. Trust Floater Certificates (Series G-2) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	4,000,000
2,220,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0924) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 5/6/2021	2,220,000
2,000,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0933) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.080%, 5/6/2021	2,000,000
1,360,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0935) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	1,360,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 2,000,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0953) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.080%, 5/6/2021	$2,000,000
2,225,000		California State, Tender Option Bond Trust Receipts (Series 2020-XM0848) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	2,225,000
3,185,000		California State, Tender Option Bond Trust Receipts (Series 2020-XM0849) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	3,185,000
3,220,000		California State, Tender Option Bond Trust Receipts (Series 2020-ZF0932) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	3,220,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.150%, Mandatory Tender 9/2/2021	20,000,000
3,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.160%, Mandatory Tender 8/12/2021	3,000,000
5,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.160%, Mandatory Tender 8/4/2021	5,000,000
16,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.220%, Mandatory Tender 6/8/2021	16,000,000
25,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 0.160%, Mandatory Tender 9/8/2021	25,000,000
12,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-4), CP, 0.170%, Mandatory Tender 10/7/2021	12,500,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009D), CP, 0.220%, Mandatory Tender 6/8/2021	15,000,000
6,150,000		California Statewide Communities Development Authority (Pacific Collegiate Foundation), (Series 2016) Weekly VRDNs, (Comerica Bank LOC), 0.090%, 5/6/2021	6,150,000
5,600,000		California Statewide Communities Development Authority MFH (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (FHLMC LOC), 0.120%, 5/6/2021	5,600,000
37,500,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series AA: Uptown Newport Apartments) Weekly VRDNs, (Comerica Bank LOC), 0.140%, 5/6/2021	37,500,000
5,200,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.110%, 5/6/2021	5,200,000
7,500,000		Central Basin Municipal Water District, CA, Tender Option Bond Trust Certificates (2016-XG0038) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.140%, 5/6/2021	7,500,000
3,600,000		Central, CA Union High School District, Tender Option Bond Trust Receipts (Series 2019-XF0759) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.100%, 5/6/2021	3,600,000
3,040,000		Central, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0758) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.100%, 5/6/2021	3,040,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 2,000,000		Chino Valley, CA USD, Tender Option Bond Trust Receipts (Series 2020-XF0922) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 5/6/2021	$2,000,000
7,900,000		Coast CCD, CA, (Series 2018 G-7) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	7,900,000
8,000,000		Compton, CA USD, Tender Option Bond Trust Receipts (2019-XM0764) Weekly VRDNs, (Build America Mutual Assurance INS)/(Royal Bank of Canada LIQ), 0.110%, 5/6/2021	8,000,000
4,655,000		Davis Joint USD, CA, Tender Option Bond Trust Certificates (Series 2019-XM0730) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.110%, 5/6/2021	4,655,000
2,105,000		Elk Grove, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0127) Weekly VRDNs, (Bank of America N.A. LIQ), 0.090%, 5/6/2021	2,105,000
2,000,000		Escondido, CA, RBC Muni Products (Series G-77) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	2,000,000
13,710,000		Folsom Cordova, CA USD (School Facilities Improvement District No. 3), Tender Option Bond Trust Certificates (Series 2019-XM0744) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.100%, 5/6/2021	13,710,000
8,875,000		Foothill/Eastern Transportation Corridor Agency, CA, Tender Option Bond Trust Certificates (2019-XL011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.110%, 5/6/2021	8,875,000
2,000,000		Grossmont-Cuyamaca, CA CCD, Tender Option Bond Trust Receipts (Series 2018-XG0188) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.090%, 5/6/2021	2,000,000
825,000		Hollister, CA Redevelopment Agency (San Benito County Community Services Development Corp.), (Series 2004) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.110%, 5/6/2021	825,000
1,875,000		Long Beach, CA Harbor Department (Port of Long Beach), Revenue Notes (Series 2020C), 4.000%, 7/15/2021	1,889,592
1,875,000		Long Beach, CA Harbor Department (Port of Long Beach), Tender Option Bond Trust Receipts (Series 2020-XM0865) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	1,875,000
5,000,000		Los Altos, CA School District TRANs, 3.000%, 7/15/2021	5,028,775
5,950,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series C), CP, (Wells Fargo Bank, N.A. LOC), 0.120%, Mandatory Tender 6/2/2021	5,950,000
2,250,000		Los Angeles County, CA Facilities, Inc. (Los Angeles County, CA), Tender Option Bond Trust Receipts (2019-XM0750) Weekly VRDNs, (Bank of America N.A. LIQ), 0.120%, 5/6/2021	2,250,000
34,770,000		Los Angeles County, CA Housing Authority MFH (The Solemint Heights Partnership), Tender Option Bond Trust Floater Certificates (Series 2020-MIZ9039) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.120%, 5/6/2021	34,770,000
5,000,000		Los Angeles County, CA Metropolitan Transportation Authority, (Second Subordinate Sales Tax Revenue, Series A-TE-Barclays) (Proposition A), CP, (Barclays Bank PLC LOC), 0.110%, Mandatory Tender 6/1/2021	5,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 5,000,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series R-TE- State Street), CP, (State Street Bank and Trust Co. LOC), 0.110%, Mandatory Tender 5/5/2021	$5,000,000
7,000,000		Los Angeles County, CA Schools Financing Program, (Series C-3) TRANs, 2.000%, 12/30/2021	7,085,442
5,790,000		Los Angeles County, CA Schools Financing Program, 2020-21 Pooled TRAN Participation Certificates (Series B-3) TRANs, 2.000%, 12/30/2021	5,862,664
8,230,000		Los Angeles County, CA, (Series A) TRANs, 4.000%, 6/30/2021	8,280,507
6,025,000		Los Angeles County, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0183) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/6/2021	6,025,000
3,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Tender Option Bond Trust Receipts (Series 2017-XG0121) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	3,000,000
740,000		Los Angeles, CA MFH Revenue Bonds (Hope on Broadway LP), Tender Option Bond Trust Receipts (Series 2021-XF2929) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.260%, 5/6/2021	740,000
2,885,000		Los Angeles, CA USD, Tender Option Bond Trust Receipts (Series 2018-XM0703) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 5/6/2021	2,885,000
4,985,000		Lucia Mar, CA USD, Tender Option Bond Trust Receipts (Series 2018-XG0181) Weekly VRDNs, (Bank of America N.A. LIQ), 0.090%, 5/6/2021	4,985,000
6,670,000		Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.100%, 5/6/2021	6,670,000
3,000,000		Mountain House, CA Financing Authority (Mountain House, CA Community Services District), Tender Option Bond Trust Receipts (Series 2020-ZF2921) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 0.140%, 5/6/2021	3,000,000
3,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-2), CP, (Bank of America N.A. LOC), 0.250%, Mandatory Tender 5/27/2021	3,000,000
7,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 0.130%, Mandatory Tender 7/20/2021	7,000,000
4,845,000		New Haven, CA USD, Tender Option Bond Trust Receipts (Series 2020-XF0893) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.090%, 5/6/2021	4,845,000
2,490,000		Norwalk-La Mirada, CA USD, Tender Option Bond Trust Receipts (Series 2020-XM0810) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.090%, 5/6/2021	2,490,000
27,700,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.100%, 5/6/2021	27,700,000
2,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.090%, 5/6/2021	2,000,000
24,500,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 6) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 0.090%, 5/6/2021	24,500,000
3,000,000		Oakland, CA, Tender Option Bond Receipts (Series 2020-XF0898) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.080%, 5/6/2021	3,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 2,505,000		Oxnard, CA School District, (Series 2018 G-8) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	$2,505,000
1,190,000		Pittsburg, CA USD, Tender Option Bond Trust Receipts (Series 2017-XF0578) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.110%, 5/6/2021	1,190,000
11,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 0.110%, Mandatory Tender 5/6/2021	11,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-2), CP, 0.180%, Mandatory Tender 7/13/2021	10,000,000
700,000		River Islands, CA Public Financing Authority, Tender Option Bond Trust Floater Certificates (2019-MIZ9003) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.260%, 5/6/2021	700,000
10,500,000		Riverside County, CA Public Financing Authority (Riverside County, CA), Tender Option Bond Trust Receipt (2017-ZF0538) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.160%, 5/6/2021	10,500,000
5,000,000		Riverside County, CA TRANs, 4.000%, 6/30/2021	5,030,486
12,000,000		Riverside County, CA, Teeter Plan Obligation Notes (2020 Series A) BANs, 0.500%, 10/21/2021	12,013,025
1,425,000		Sacramento County, CA HDA (Shiloh Arms Partners LP), Mizuho 3a-7 (Series 2021 MIZ9058) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.360%, 5/6/2021	1,425,000
2,000,000		Sacramento, CA Area Flood Control Agency Consolidated Capital Assessment District No. 2, RBC Muni Products (Series G-118) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.210%, Optional Tender 10/1/2021	2,000,000
6,000,000		Sacramento, CA Municipal Utility District, Tender Option Bond Trust Receipts (Series 2020-ZF0943) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.080%, 5/6/2021	6,000,000
2,077,000		San Bernardino, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0786) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 5/6/2021	2,077,000
20,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 0.130%, Mandatory Tender 6/23/2021	20,000,000
10,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 0.140%, Mandatory Tender 7/6/2021	10,000,000
750,000		San Diego, CA Housing Authority (220 W Broadway Development Partners, L.P.), (Series 2020 F: Courthouse Commons) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.070%, 5/5/2021	750,000
4,800,000		San Diego, CA USD, (Series A) TRANs, 5.000%, 6/30/2021	4,837,934
3,000,000		San Diego, CA USD, RBC Muni Products (Series 2018-G51) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	3,000,000
5,724,000		San Diego, CA Water Utility Fund, (Series B), CP, (Bank of America N.A. LOC), 0.130%, Mandatory Tender 6/23/2021	5,724,000
27,083,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), (Series A-2), CP, (Bank of America N.A. LOC), 0.140%, Mandatory Tender 5/12/2021	27,083,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 3,330,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Tender Option Bond Trust Receipts (Series 2018-XF0607) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.080%, 5/6/2021	$3,330,000
2,230,000		San Mateo County, CA CCD, Tender Option Bond Trust Certificates (Series 2018-XM0712) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.090%, 5/6/2021	2,230,000
923,000		Santa Barbara, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0791) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 5/6/2021	923,000
5,000,000		Santa Clara Valley, CA Water District, (Series A), CP, (MUFG Bank Ltd. LOC), 0.110%, Mandatory Tender 6/1/2021	5,000,000
3,000,000		Sonoma County, CA Junior College District, (Series 2018 G-6) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	3,000,000
4,000,000		South Coast, CA Water District, Tender Option Bond Trust Certificates (Series 2020-XL0151) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.090%, 5/6/2021	4,000,000
2,410,000		Southwestern CCD, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0250) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/6/2021	2,410,000
4,750,000		Sweetwater, CA Union High School District, RBC Muni Products, Inc. Trust (Series G-95) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	4,750,000
13,700,000		California Statewide Communities Development Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2015-ZF0199) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 5/6/2021	13,700,000
8,490,000		Twin Rivers, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2442) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.110%, 5/6/2021	8,490,000
10,000,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2670) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.090%, 5/6/2021	10,000,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.090%, 5/6/2021	2,675,000
10,935,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2015-ZF0194) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 5/6/2021	10,935,000
1,500,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2018-ZM0660) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	1,500,000
2,220,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2020-XF0921) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.090%, 5/6/2021	2,220,000
2,000,000		Hayward, CA USD, Tender Option Bond Trust Receipts (2017-XF0545) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.090%, 5/6/2021	2,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 6,800,000		Victor Valley, CA CCD, Tender Option Bond Trust Receipts (Series 2020-XM0864) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 5/6/2021	$6,800,000
8,675,000		Visalia, CA USD, Floater Certificates (Series 2018-ZM0657) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.110%, 5/6/2021	8,675,000
20,880,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.180%, 5/6/2021	20,880,000
9,500,000		Metropolitan Water District of Southern California, (Series 2017 C) SIFMA Index Mode TOBs, 0.310%, Mandatory Tender 6/21/2021	9,500,936
3,350,000		Yosemite, CA CCD, RBC Muni Products (Series 2018-G50) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	3,350,000
5,087,000		Yosemite, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0772) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 5/6/2021	5,087,000
20,000,000		Metropolitan Water District of Southern California, (Series 2017 D) SIFMA Index Mode TOBs, 0.310%, Mandatory Tender 6/21/2021	20,000,000
2,400,000		Pomona, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2446) Weekly VRDNs, (Build America Mutual Assurance INS)/(Citibank N.A., New York LIQ), 0.090%, 5/6/2021	2,400,000
25,000,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.310%, 5/6/2021	25,000,000
1,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.110%, 5/6/2021	1,585,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[2]	952,103,835
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	1,162,060
		TOTAL NET ASSETS—100%	$953,265,895
At April 30, 2021, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of April 30, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.005	0.013	0.011	0.006	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.003
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.005	0.013	0.011	0.006	0.005
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.005)	(0.013)	(0.011)	(0.006)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.005)	(0.013)	(0.011)	(0.006)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.53%	1.28%	1.10%	0.56%	0.49%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.27%	0.28%	0.28%	0.28%	0.18%[5]
Net investment income	0.01%[4]	0.54%	1.25%	1.10%	0.58%	0.12%
Expense waiver/reimbursement[6]	0.28%[4]	0.15%	0.14%	0.19%	0.29%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$448,300	$584,821	$678,115	$372,325	$156,974	$54,046

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.18% after taking into account this expense reduction.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.004	0.010	0.008	0.003	0.001
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.003
Total From Investment Operations	0.000[1]	0.004	0.010	0.008	0.003	0.004
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.004)	(0.010)	(0.008)	(0.003)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Total Distributions	(0.000)[1]	(0.004)	(0.010)	(0.008)	(0.003)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.38%	1.03%	0.85%	0.31%	0.37%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.41%	0.53%	0.53%	0.53%	0.31%[5]
Net investment income	0.01%[4]	0.37%	1.02%	0.82%	0.30%	0.05%
Expense waiver/reimbursement[6]	0.59%[4]	0.34%	0.21%	0.27%	0.38%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$118,347	$149,764	$146,624	$140,179	$150,916	$163,198

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.31% after taking into account this expense reduction.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.003	0.009	0.007	0.002	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.003
Total From Investment Operations	0.000[1]	0.003	0.009	0.007	0.002	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.003)	(0.009)	(0.007)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Total Distributions	(0.000)[1]	(0.003)	(0.009)	(0.007)	(0.002)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.30%	0.88%	0.70%	0.16%	0.34%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.47%	0.68%	0.68%	0.68%	0.20%[5]
Net investment income	0.01%[4]	0.28%	0.87%	0.68%	0.16%	0.01%
Expense waiver/reimbursement[6]	0.80%[4]	0.50%	0.28%	0.34%	0.42%	0.90%
Supplemental Data:
Net assets, end of period (000 omitted)	$246,620	$262,597	$207,071	$15,140	$8,242	$6,170

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.20% after taking into account this expense reduction.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.006	0.003	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	(0.001)	0.000[1]	0.000[1]	0.003
Total From Investment Operations	0.000[1]	0.001	0.005	0.003	0.000[1]	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.005)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Total Distributions	(0.000)[1]	(0.001)	(0.005)	(0.003)	(0.000)[1]	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.15%	0.53%	0.35%	0.01%	0.32%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.59%	1.03%	1.03%	0.83%	0.33%[5]
Net investment income	0.01%[4]	0.16%	0.56%	0.32%	0.01%	0.01%
Expense waiver/reimbursement[6]	1.20%[4]	0.76%	0.34%	0.40%	0.70%	1.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,322	$33,558	$21,190	$38,713	$51,752	$55,103

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.33% after taking into account this expense reduction.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.005	0.012	0.010	0.005	0.001
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	0.003
Total From Investment Operations	0.000[1]	0.005	0.012	0.010	0.005	0.004
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.005)	(0.012)	(0.010)	(0.005)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Total Distributions	(0.000)[1]	(0.005)	(0.012)	(0.010)	(0.005)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.46%	1.18%	1.00%	0.46%	0.43%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.32%	0.38%	0.38%	0.38%	0.24%[5]
Net investment income	0.01%[4]	0.44%	1.18%	0.99%	0.49%	0.07%
Expense waiver/reimbursement[6]	0.46%[4]	0.28%	0.24%	0.29%	0.36%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$111,677	$126,413	$113,238	$130,769	$89,382	$29,806

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.24% after taking into account this expense reduction.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$952,103,835
Cash	197,204
Income receivable	1,216,565
Receivable for shares sold	7,234
Total Assets	953,524,838
Liabilities:
Payable for shares redeemed	165,017
Income distribution payable	425
Payable for investment adviser fee (Note 4)	5,162
Payable for administrative fee (Note 4)	2,045
Payable for portfolio accounting fees	65,566
Payable for share registration costs	20,045
Accrued expenses (Note 4)	683
Total Liabilities	258,943
Net assets for 953,141,755 shares outstanding	$953,265,895
Net Assets Consist of:
Paid-in capital	$953,141,720
Total distributable earnings (loss)	124,175
Total Net Assets	$953,265,895
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$448,299,565 ÷ 448,241,192 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$118,347,336 ÷ 118,331,928 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$246,619,863 ÷ 246,587,752 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$28,322,344 ÷ 28,318,646 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$111,676,787 ÷ 111,662,237 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Interest	$852,406
Expenses:
Investment adviser fee (Note 4)	1,616,252
Administrative fee (Note 4)	421,283
Custodian fees	17,634
Transfer agent fees (Note 2)	229,461
Directors’/Trustees’ fees (Note 4)	3,030
Auditing fees	10,414
Legal fees	16,820
Portfolio accounting fees	97,062
Distribution services fee (Note 4)	361,365
Other service fees (Notes 2 and 4)	607,696
Share registration costs	62,200
Printing and postage	15,674
Miscellaneous (Note 4)	6,350
TOTAL EXPENSES	3,465,241
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(1,473,070)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(1,193,235)
TOTAL WAIVERS AND REIMBURSEMENTS	(2,666,305)
Net expenses	798,936
Net investment income	53,470
Net realized gain on investments	103,468
Change in net assets resulting from operations	$156,938
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$53,470	$5,612,216
Net realized gain (loss)	103,468	133,432
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	156,938	5,745,648
Distributions to Shareholders:
Wealth Shares	(92,695)	(3,903,676)
Service Shares	(23,997)	(553,743)
Cash II Shares	(44,532)	(728,760)
Cash Series Shares	(5,157)	(50,511)
Capital Shares	(20,902)	(507,383)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(187,283)	(5,744,073)
Share Transactions:
Proceeds from sale of shares	536,276,777	1,894,350,274
Net asset value of shares issued to shareholders in payment of distributions declared	136,709	5,344,740
Cost of shares redeemed	(740,270,508)	(1,908,780,546)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(203,857,022)	(9,085,532)
Change in net assets	(203,887,367)	(9,083,957)
Net Assets:
Beginning of period	1,157,153,262	1,166,237,219
End of period	$953,265,895	$1,157,153,262
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determines such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $2,666,305 is disclosed in various locations in this Note 2 and Note 4. For the six months ended April 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Wealth Shares	$10,941	$(6,041)	$—
Service Shares	45,581	—	(44,273)
Cash II Shares	105,419	—	(102,860)
Cash Series Shares	11,761	—	(11,471)
Capital Shares	55,759	—	(54,596)
TOTAL	$229,461	$(6,041)	$(213,200)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$171,813	$—	$(171,813)
Cash II Shares	336,456	—	(336,456)
Cash Series Shares	38,148	(28)	(38,120)
Capital Shares	61,279	(118)	(61,161)
TOTAL	$607,696	$(146)	$(607,550)
For the six months ended April 30, 2021, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for
Semi-Annual Shareholder Report

resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	169,869,117	$169,869,117	1,017,560,763	$1,017,560,763
Shares issued to shareholders in payment of distributions declared	46,609	46,609	3,613,285	3,613,285
Shares redeemed	(306,418,020)	(306,418,020)	(1,114,456,355)	(1,114,456,355)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(136,502,294)	$(136,502,294)	(93,282,307)	$(93,282,307)
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	89,162,437	$89,162,437	271,796,390	$271,796,390
Shares issued to shareholders in payment of distributions declared	19,704	19,704	460,247	460,247
Shares redeemed	(120,593,550)	(120,593,550)	(269,118,074)	(269,118,074)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(31,411,409)	$(31,411,409)	3,138,563	$3,138,563
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	144,990,507	$144,990,507	319,438,665	$319,438,665
Shares issued to shareholders in payment of distributions declared	44,531	44,531	728,408	728,408
Shares redeemed	(161,009,455)	(161,009,455)	(264,648,897)	(264,648,897)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(15,974,417)	$(15,974,417)	55,518,176	$55,518,176
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	39,707,551	$39,707,551	110,727,202	$110,727,202
Shares issued to shareholders in payment of distributions declared	4,976	4,976	50,250	50,250
Shares redeemed	(44,947,091)	(44,947,091)	(98,411,147)	(98,411,147)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(5,234,564)	$(5,234,564)	12,366,305	$12,366,305
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	92,547,165	$92,547,165	174,827,254	$174,827,254
Shares issued to shareholders in payment of distributions declared	20,889	20,889	492,550	492,550
Shares redeemed	(107,302,392)	(107,302,392)	(162,146,073)	(162,146,073)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,734,338)	$(14,734,338)	13,173,731	$13,173,731
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(203,857,022)	$(203,857,022)	(9,085,532)	$(9,085,532)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2021, the Adviser voluntarily waived $1,473,070 of its fee. In addition, the Adviser voluntarily reimbursed $6,041 and $4,933 of transfer agent fees and other operating expenses, respectively.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$269,760	$(269,760)
Cash Series Shares	91,605	(91,605)
TOTAL	$361,365	$(361,365)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended April 30, 2021, FSSC did not receive any service fees but reimbursed $146 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the
Semi-Annual Shareholder Report

Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $364,265,000 and $430,755,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2021, 46.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 8.2% of total investments.
6. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the
Semi-Annual Shareholder Report

coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual:
Wealth Shares	$[2]1,000	$1,000.20	$[2]0.74
Service Shares	$1,000	$1,000.20	$[2,3]0.74
Cash II Shares	$1,000	$1,000.20	$[2,4]0.74
Cash Series Shares	$1,000	$1,000.20	$[2,5]0.74
Capital Shares	$1,000	$1,000.20	$[2,6]0.74
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$[2]1,000	$1,024.05	$[2]0.75
Service Shares	$1,000	$1,024.05	$[3]0.75
Cash II Shares	$1,000	$1,024.05	$[4]0.75
Cash Series Shares	$1,000	$1,024.05	$[5]0.75
Capital Shares	$1,000	$1,024.05	$[6]0.75

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.15%
Service Shares	0.15%
Cash II Shares	0.15%
Cash Series Shares	0.15%
Capital Shares	0.15%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Wealth Shares current Fee Limit of 0.28% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.39 and $1.41, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.53% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.63 and $2.66, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.68% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.37 and $3.41, respectively.

Semi-Annual Shareholder Report

5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.03% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.11 and $5.17, respectively.

6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.38% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.88 and $1.91, respectively.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
federated california municipal cash trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and
Semi-Annual Shareholder Report

Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Semi-Annual Shareholder Report

the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
Semi-Annual Shareholder Report

the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated
Semi-Annual Shareholder Report

Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
Semi-Annual Shareholder Report

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
CUSIP 60934N351
CUSIP 60934N179
CUSIP 608919403
CUSIP 608919502
0041609 (6/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2021

Share Class | Ticker	Wealth | CAIXX

Federated Hermes California Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	64.6%
Commercial Paper	25.0%
Municipal Notes	10.3%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At April 30, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	55.9%
8-30 Days	3.2%
31-90 Days	28.4%
91-180 Days	10.5%
181 Days or more	1.9%
Other Assets and Liabilities—Net[2]	0.1%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
April 30, 2021 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.9%
		California— 99.9%
$ 1,360,000		ABAG Finance Authority for Non-Profit Corporations, CA (Ecology Action of Santa Cruz), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 0.090%, 5/6/2021	$1,360,000
2,620,000		Alameda County, CA IDA (Santini Foods, Inc.), (Series 2010A) Weekly VRDNs, (Comerica Bank LOC), 0.110%, 5/6/2021	2,620,000
335,000		Alameda County, CA IDA Recovery Zone Facility (Dale Hardware, Inc.), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 0.110%, 5/6/2021	335,000
9,960,000		Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.140%, 5/6/2021	9,960,000
3,200,000		Antelope Valley, CA CCD, Tender Option Bond Trust Receipts (Series 2020-XF0894) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.080%, 5/6/2021	3,200,000
4,400,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs, (FHLB of San Francisco LOC), 0.090%, 5/6/2021	4,400,000
3,365,000		Banning, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2440) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.110%, 5/6/2021	3,365,000
9,000,000		Bay Area Toll Authority, CA, Tender Option Bond Trust Receipts (Series 2017-ZM0542) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	9,000,000
4,000,000		Beaumont, CA Public Improvement Authority, Tender Option Bond Trust Certificates (Series 2018-ZF2715) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.110%, 5/6/2021	4,000,000
3,320,000		Calexico, CA USD, Tender Option Bond Trust Certificates (2017-XG0118) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.110%, 5/6/2021	3,320,000
5,000,000		California Community College Financing Authority, (Series B) TRANs, 2.000%, 1/31/2022	5,069,762
4,920,000		California Education Notes Program (San Mateo, CA Union High School District), (Series A) TRANs, 4.000%, 6/30/2021	4,950,712
1,200,000		California Educational Facilities Authority (Stanford University), (Series S-4), CP, 0.250%, Mandatory Tender 7/20/2021	1,200,000
16,200,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.100%, 5/6/2021	16,200,000
52,245,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.180%, 5/6/2021	52,245,000
21,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 0.180%, Mandatory Tender 8/5/2021	21,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 5,000,000		California Health Facilities Financing Authority (Kaiser Permanente), RBC Muni Products (Series G-44) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.210%, Optional Tender 5/3/2021	$5,000,000
4,180,000		California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	4,180,000
2,295,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Tender Option Bond Trust Receipts (Series 2018-XM0696) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	2,295,000
5,000,000		California Health Facilities Financing Authority (Stanford Health Care), (2008 Series B-2 Subseries 2), CP, 0.240%, Mandatory Tender 5/5/2021	5,000,000
1,500,000		California Health Facilities Financing Authority (Stanford Health Care), (2008 Series B-2) TOBs, 0.120%, Mandatory Tender 6/15/2021	1,500,000
11,890,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Receipts (Series 2018-XF0622) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.200%, 5/6/2021	11,890,000
3,380,000		California HFA Multi-Family (Hope on Broadway LP), Tender Option Bond Trust Receipts (2021-XF2928) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.260%, 5/6/2021	3,380,000
3,970,000		California Infrastructure & Economic Development Bank (Los Angeles Society for the Prevention of Cruelty to Animals), (Series 2002A) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 0.090%, 5/6/2021	3,970,000
8,970,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs, (FHLB of San Francisco LOC), 0.250%, 5/1/2021	8,970,000
2,150,000		California PCFA (Big Bear Disposal, Inc.), (Series 2010) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.130%, 5/5/2021	2,150,000
18,830,000		California State Municipal Finance Authority (Montague Parkway Associates LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9041) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.120%, 5/6/2021	18,830,000
2,235,000		California State University (The Trustees of), Tender Option Bond Trust Receipts (Series 2018-ZF0673) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	2,235,000
2,000,000		California State, RBC Muni Products, Inc. Trust Floater Certificates (Series G-1) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	2,000,000
4,000,000		California State, RBC Muni Products, Inc. Trust Floater Certificates (Series G-2) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	4,000,000
2,220,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0924) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 5/6/2021	2,220,000
2,000,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0933) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.080%, 5/6/2021	2,000,000
1,360,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0935) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	1,360,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 2,000,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0953) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.080%, 5/6/2021	$2,000,000
2,225,000		California State, Tender Option Bond Trust Receipts (Series 2020-XM0848) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	2,225,000
3,185,000		California State, Tender Option Bond Trust Receipts (Series 2020-XM0849) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	3,185,000
3,220,000		California State, Tender Option Bond Trust Receipts (Series 2020-ZF0932) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	3,220,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.150%, Mandatory Tender 9/2/2021	20,000,000
3,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.160%, Mandatory Tender 8/12/2021	3,000,000
5,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.160%, Mandatory Tender 8/4/2021	5,000,000
16,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.220%, Mandatory Tender 6/8/2021	16,000,000
25,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 0.160%, Mandatory Tender 9/8/2021	25,000,000
12,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-4), CP, 0.170%, Mandatory Tender 10/7/2021	12,500,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009D), CP, 0.220%, Mandatory Tender 6/8/2021	15,000,000
6,150,000		California Statewide Communities Development Authority (Pacific Collegiate Foundation), (Series 2016) Weekly VRDNs, (Comerica Bank LOC), 0.090%, 5/6/2021	6,150,000
5,600,000		California Statewide Communities Development Authority MFH (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (FHLMC LOC), 0.120%, 5/6/2021	5,600,000
37,500,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series AA: Uptown Newport Apartments) Weekly VRDNs, (Comerica Bank LOC), 0.140%, 5/6/2021	37,500,000
5,200,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.110%, 5/6/2021	5,200,000
7,500,000		Central Basin Municipal Water District, CA, Tender Option Bond Trust Certificates (2016-XG0038) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.140%, 5/6/2021	7,500,000
3,600,000		Central, CA Union High School District, Tender Option Bond Trust Receipts (Series 2019-XF0759) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.100%, 5/6/2021	3,600,000
3,040,000		Central, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0758) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.100%, 5/6/2021	3,040,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 2,000,000		Chino Valley, CA USD, Tender Option Bond Trust Receipts (Series 2020-XF0922) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 5/6/2021	$2,000,000
7,900,000		Coast CCD, CA, (Series 2018 G-7) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	7,900,000
8,000,000		Compton, CA USD, Tender Option Bond Trust Receipts (2019-XM0764) Weekly VRDNs, (Build America Mutual Assurance INS)/(Royal Bank of Canada LIQ), 0.110%, 5/6/2021	8,000,000
4,655,000		Davis Joint USD, CA, Tender Option Bond Trust Certificates (Series 2019-XM0730) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.110%, 5/6/2021	4,655,000
2,105,000		Elk Grove, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0127) Weekly VRDNs, (Bank of America N.A. LIQ), 0.090%, 5/6/2021	2,105,000
2,000,000		Escondido, CA, RBC Muni Products (Series G-77) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	2,000,000
13,710,000		Folsom Cordova, CA USD (School Facilities Improvement District No. 3), Tender Option Bond Trust Certificates (Series 2019-XM0744) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.100%, 5/6/2021	13,710,000
8,875,000		Foothill/Eastern Transportation Corridor Agency, CA, Tender Option Bond Trust Certificates (2019-XL011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.110%, 5/6/2021	8,875,000
2,000,000		Grossmont-Cuyamaca, CA CCD, Tender Option Bond Trust Receipts (Series 2018-XG0188) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.090%, 5/6/2021	2,000,000
825,000		Hollister, CA Redevelopment Agency (San Benito County Community Services Development Corp.), (Series 2004) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.110%, 5/6/2021	825,000
1,875,000		Long Beach, CA Harbor Department (Port of Long Beach), Revenue Notes (Series 2020C), 4.000%, 7/15/2021	1,889,592
1,875,000		Long Beach, CA Harbor Department (Port of Long Beach), Tender Option Bond Trust Receipts (Series 2020-XM0865) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	1,875,000
5,000,000		Los Altos, CA School District TRANs, 3.000%, 7/15/2021	5,028,775
5,950,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series C), CP, (Wells Fargo Bank, N.A. LOC), 0.120%, Mandatory Tender 6/2/2021	5,950,000
2,250,000		Los Angeles County, CA Facilities, Inc. (Los Angeles County, CA), Tender Option Bond Trust Receipts (2019-XM0750) Weekly VRDNs, (Bank of America N.A. LIQ), 0.120%, 5/6/2021	2,250,000
34,770,000		Los Angeles County, CA Housing Authority MFH (The Solemint Heights Partnership), Tender Option Bond Trust Floater Certificates (Series 2020-MIZ9039) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.120%, 5/6/2021	34,770,000
5,000,000		Los Angeles County, CA Metropolitan Transportation Authority, (Second Subordinate Sales Tax Revenue, Series A-TE-Barclays) (Proposition A), CP, (Barclays Bank PLC LOC), 0.110%, Mandatory Tender 6/1/2021	5,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 5,000,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series R-TE- State Street), CP, (State Street Bank and Trust Co. LOC), 0.110%, Mandatory Tender 5/5/2021	$5,000,000
7,000,000		Los Angeles County, CA Schools Financing Program, (Series C-3) TRANs, 2.000%, 12/30/2021	7,085,442
5,790,000		Los Angeles County, CA Schools Financing Program, 2020-21 Pooled TRAN Participation Certificates (Series B-3) TRANs, 2.000%, 12/30/2021	5,862,664
8,230,000		Los Angeles County, CA, (Series A) TRANs, 4.000%, 6/30/2021	8,280,507
6,025,000		Los Angeles County, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0183) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/6/2021	6,025,000
3,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Tender Option Bond Trust Receipts (Series 2017-XG0121) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	3,000,000
740,000		Los Angeles, CA MFH Revenue Bonds (Hope on Broadway LP), Tender Option Bond Trust Receipts (Series 2021-XF2929) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.260%, 5/6/2021	740,000
2,885,000		Los Angeles, CA USD, Tender Option Bond Trust Receipts (Series 2018-XM0703) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 5/6/2021	2,885,000
4,985,000		Lucia Mar, CA USD, Tender Option Bond Trust Receipts (Series 2018-XG0181) Weekly VRDNs, (Bank of America N.A. LIQ), 0.090%, 5/6/2021	4,985,000
6,670,000		Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.100%, 5/6/2021	6,670,000
3,000,000		Mountain House, CA Financing Authority (Mountain House, CA Community Services District), Tender Option Bond Trust Receipts (Series 2020-ZF2921) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 0.140%, 5/6/2021	3,000,000
3,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-2), CP, (Bank of America N.A. LOC), 0.250%, Mandatory Tender 5/27/2021	3,000,000
7,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 0.130%, Mandatory Tender 7/20/2021	7,000,000
4,845,000		New Haven, CA USD, Tender Option Bond Trust Receipts (Series 2020-XF0893) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.090%, 5/6/2021	4,845,000
2,490,000		Norwalk-La Mirada, CA USD, Tender Option Bond Trust Receipts (Series 2020-XM0810) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.090%, 5/6/2021	2,490,000
27,700,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.100%, 5/6/2021	27,700,000
2,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.090%, 5/6/2021	2,000,000
24,500,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 6) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 0.090%, 5/6/2021	24,500,000
3,000,000		Oakland, CA, Tender Option Bond Receipts (Series 2020-XF0898) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.080%, 5/6/2021	3,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 2,505,000		Oxnard, CA School District, (Series 2018 G-8) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	$2,505,000
1,190,000		Pittsburg, CA USD, Tender Option Bond Trust Receipts (Series 2017-XF0578) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.110%, 5/6/2021	1,190,000
11,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 0.110%, Mandatory Tender 5/6/2021	11,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-2), CP, 0.180%, Mandatory Tender 7/13/2021	10,000,000
700,000		River Islands, CA Public Financing Authority, Tender Option Bond Trust Floater Certificates (2019-MIZ9003) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.260%, 5/6/2021	700,000
10,500,000		Riverside County, CA Public Financing Authority (Riverside County, CA), Tender Option Bond Trust Receipt (2017-ZF0538) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.160%, 5/6/2021	10,500,000
5,000,000		Riverside County, CA TRANs, 4.000%, 6/30/2021	5,030,486
12,000,000		Riverside County, CA, Teeter Plan Obligation Notes (2020 Series A) BANs, 0.500%, 10/21/2021	12,013,025
1,425,000		Sacramento County, CA HDA (Shiloh Arms Partners LP), Mizuho 3a-7 (Series 2021 MIZ9058) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.360%, 5/6/2021	1,425,000
2,000,000		Sacramento, CA Area Flood Control Agency Consolidated Capital Assessment District No. 2, RBC Muni Products (Series G-118) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.210%, Optional Tender 10/1/2021	2,000,000
6,000,000		Sacramento, CA Municipal Utility District, Tender Option Bond Trust Receipts (Series 2020-ZF0943) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.080%, 5/6/2021	6,000,000
2,077,000		San Bernardino, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0786) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 5/6/2021	2,077,000
20,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 0.130%, Mandatory Tender 6/23/2021	20,000,000
10,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 0.140%, Mandatory Tender 7/6/2021	10,000,000
750,000		San Diego, CA Housing Authority (220 W Broadway Development Partners, L.P.), (Series 2020 F: Courthouse Commons) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.070%, 5/5/2021	750,000
4,800,000		San Diego, CA USD, (Series A) TRANs, 5.000%, 6/30/2021	4,837,934
3,000,000		San Diego, CA USD, RBC Muni Products (Series 2018-G51) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	3,000,000
5,724,000		San Diego, CA Water Utility Fund, (Series B), CP, (Bank of America N.A. LOC), 0.130%, Mandatory Tender 6/23/2021	5,724,000
27,083,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), (Series A-2), CP, (Bank of America N.A. LOC), 0.140%, Mandatory Tender 5/12/2021	27,083,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 3,330,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Tender Option Bond Trust Receipts (Series 2018-XF0607) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.080%, 5/6/2021	$3,330,000
2,230,000		San Mateo County, CA CCD, Tender Option Bond Trust Certificates (Series 2018-XM0712) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.090%, 5/6/2021	2,230,000
923,000		Santa Barbara, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0791) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 5/6/2021	923,000
5,000,000		Santa Clara Valley, CA Water District, (Series A), CP, (MUFG Bank Ltd. LOC), 0.110%, Mandatory Tender 6/1/2021	5,000,000
3,000,000		Sonoma County, CA Junior College District, (Series 2018 G-6) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	3,000,000
4,000,000		South Coast, CA Water District, Tender Option Bond Trust Certificates (Series 2020-XL0151) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.090%, 5/6/2021	4,000,000
2,410,000		Southwestern CCD, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0250) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/6/2021	2,410,000
4,750,000		Sweetwater, CA Union High School District, RBC Muni Products, Inc. Trust (Series G-95) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	4,750,000
13,700,000		California Statewide Communities Development Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2015-ZF0199) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 5/6/2021	13,700,000
8,490,000		Twin Rivers, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2442) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.110%, 5/6/2021	8,490,000
10,000,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2670) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.090%, 5/6/2021	10,000,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.090%, 5/6/2021	2,675,000
10,935,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2015-ZF0194) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 5/6/2021	10,935,000
1,500,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2018-ZM0660) Weekly VRDNs, (Bank of America N.A. LIQ), 0.080%, 5/6/2021	1,500,000
2,220,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2020-XF0921) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.090%, 5/6/2021	2,220,000
2,000,000		Hayward, CA USD, Tender Option Bond Trust Receipts (2017-XF0545) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.090%, 5/6/2021	2,000,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 6,800,000		Victor Valley, CA CCD, Tender Option Bond Trust Receipts (Series 2020-XM0864) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 5/6/2021	$6,800,000
8,675,000		Visalia, CA USD, Floater Certificates (Series 2018-ZM0657) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.110%, 5/6/2021	8,675,000
20,880,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.180%, 5/6/2021	20,880,000
9,500,000		Metropolitan Water District of Southern California, (Series 2017 C) SIFMA Index Mode TOBs, 0.310%, Mandatory Tender 6/21/2021	9,500,936
3,350,000		Yosemite, CA CCD, RBC Muni Products (Series 2018-G50) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.070%, 5/6/2021	3,350,000
5,087,000		Yosemite, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0772) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 5/6/2021	5,087,000
20,000,000		Metropolitan Water District of Southern California, (Series 2017 D) SIFMA Index Mode TOBs, 0.310%, Mandatory Tender 6/21/2021	20,000,000
2,400,000		Pomona, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2446) Weekly VRDNs, (Build America Mutual Assurance INS)/(Citibank N.A., New York LIQ), 0.090%, 5/6/2021	2,400,000
25,000,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.310%, 5/6/2021	25,000,000
1,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.110%, 5/6/2021	1,585,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[2]	952,103,835
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	1,162,060
		TOTAL NET ASSETS—100%	$953,265,895
At April 30, 2021, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Semi-Annual Shareholder Report
10

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of April 30, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.005	0.013	0.011	0.006	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.003
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.005	0.013	0.011	0.006	0.005
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.005)	(0.013)	(0.011)	(0.006)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.005)	(0.013)	(0.011)	(0.006)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.53%	1.28%	1.10%	0.56%	0.49%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.27%	0.28%	0.28%	0.28%	0.18%[5]
Net investment income	0.01%[4]	0.54%	1.25%	1.10%	0.58%	0.12%
Expense waiver/reimbursement[6]	0.28%[4]	0.15%	0.14%	0.19%	0.29%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$448,300	$584,821	$678,115	$372,325	$156,974	$54,046

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.18% after taking into account this expense reduction.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$952,103,835
Cash	197,204
Income receivable	1,216,565
Receivable for shares sold	7,234
Total Assets	953,524,838
Liabilities:
Payable for shares redeemed	165,017
Income distribution payable	425
Payable for investment adviser fee (Note 4)	5,162
Payable for administrative fee (Note 4)	2,045
Payable for portfolio accounting fees	65,566
Payable for share registration costs	20,045
Accrued expenses (Note 4)	683
Total Liabilities	258,943
Net assets for 953,141,755 shares outstanding	$953,265,895
Net Assets Consist of:
Paid-in capital	$953,141,720
Total distributable earnings (loss)	124,175
Total Net Assets	$953,265,895
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$448,299,565 ÷ 448,241,192 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$118,347,336 ÷ 118,331,928 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$246,619,863 ÷ 246,587,752 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$28,322,344 ÷ 28,318,646 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$111,676,787 ÷ 111,662,237 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Interest	$852,406
Expenses:
Investment adviser fee (Note 4)	1,616,252
Administrative fee (Note 4)	421,283
Custodian fees	17,634
Transfer agent fees (Note 2)	229,461
Directors’/Trustees’ fees (Note 4)	3,030
Auditing fees	10,414
Legal fees	16,820
Portfolio accounting fees	97,062
Distribution services fee (Note 4)	361,365
Other service fees (Notes 2 and 4)	607,696
Share registration costs	62,200
Printing and postage	15,674
Miscellaneous (Note 4)	6,350
TOTAL EXPENSES	3,465,241
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(1,473,070)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(1,193,235)
TOTAL WAIVERS AND REIMBURSEMENTS	(2,666,305)
Net expenses	798,936
Net investment income	53,470
Net realized gain on investments	103,468
Change in net assets resulting from operations	$156,938
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$53,470	$5,612,216
Net realized gain (loss)	103,468	133,432
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	156,938	5,745,648
Distributions to Shareholders:
Wealth Shares	(92,695)	(3,903,676)
Service Shares	(23,997)	(553,743)
Cash II Shares	(44,532)	(728,760)
Cash Series Shares	(5,157)	(50,511)
Capital Shares	(20,902)	(507,383)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(187,283)	(5,744,073)
Share Transactions:
Proceeds from sale of shares	536,276,777	1,894,350,274
Net asset value of shares issued to shareholders in payment of distributions declared	136,709	5,344,740
Cost of shares redeemed	(740,270,508)	(1,908,780,546)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(203,857,022)	(9,085,532)
Change in net assets	(203,887,367)	(9,083,957)
Net Assets:
Beginning of period	1,157,153,262	1,166,237,219
End of period	$953,265,895	$1,157,153,262
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. The financial highlights of the Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determines such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report
16

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $2,666,305 is disclosed in various locations in this Note 2 and Note 4. For the six months ended April 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Wealth Shares	$10,941	$(6,041)	$—
Service Shares	45,581	—	(44,273)
Cash II Shares	105,419	—	(102,860)
Cash Series Shares	11,761	—	(11,471)
Capital Shares	55,759	—	(54,596)
TOTAL	$229,461	$(6,041)	$(213,200)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
17

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$171,813	$—	$(171,813)
Cash II Shares	336,456	—	(336,456)
Cash Series Shares	38,148	(28)	(38,120)
Capital Shares	61,279	(118)	(61,161)
TOTAL	$607,696	$(146)	$(607,550)
For the six months ended April 30, 2021, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for
Semi-Annual Shareholder Report
18

resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	169,869,117	$169,869,117	1,017,560,763	$1,017,560,763
Shares issued to shareholders in payment of distributions declared	46,609	46,609	3,613,285	3,613,285
Shares redeemed	(306,418,020)	(306,418,020)	(1,114,456,355)	(1,114,456,355)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(136,502,294)	$(136,502,294)	(93,282,307)	$(93,282,307)
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	89,162,437	$89,162,437	271,796,390	$271,796,390
Shares issued to shareholders in payment of distributions declared	19,704	19,704	460,247	460,247
Shares redeemed	(120,593,550)	(120,593,550)	(269,118,074)	(269,118,074)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(31,411,409)	$(31,411,409)	3,138,563	$3,138,563
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	144,990,507	$144,990,507	319,438,665	$319,438,665
Shares issued to shareholders in payment of distributions declared	44,531	44,531	728,408	728,408
Shares redeemed	(161,009,455)	(161,009,455)	(264,648,897)	(264,648,897)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(15,974,417)	$(15,974,417)	55,518,176	$55,518,176
Semi-Annual Shareholder Report
19

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	39,707,551	$39,707,551	110,727,202	$110,727,202
Shares issued to shareholders in payment of distributions declared	4,976	4,976	50,250	50,250
Shares redeemed	(44,947,091)	(44,947,091)	(98,411,147)	(98,411,147)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(5,234,564)	$(5,234,564)	12,366,305	$12,366,305
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	92,547,165	$92,547,165	174,827,254	$174,827,254
Shares issued to shareholders in payment of distributions declared	20,889	20,889	492,550	492,550
Shares redeemed	(107,302,392)	(107,302,392)	(162,146,073)	(162,146,073)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,734,338)	$(14,734,338)	13,173,731	$13,173,731
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(203,857,022)	$(203,857,022)	(9,085,532)	$(9,085,532)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2021, the Adviser voluntarily waived $1,473,070 of its fee. In addition, the Adviser voluntarily reimbursed $6,041 and $4,933 of transfer agent fees and other operating expenses, respectively.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Shareholder Report
20

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$269,760	$(269,760)
Cash Series Shares	91,605	(91,605)
TOTAL	$361,365	$(361,365)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended April 30, 2021, FSSC did not receive any service fees but reimbursed $146 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the
Semi-Annual Shareholder Report
21

Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $364,265,000 and $430,755,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2021, 46.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 8.2% of total investments.
6. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the
Semi-Annual Shareholder Report
22

coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
23

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
24

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.20	$[2]0.74
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.05	$[2]0.75

1	Expenses are equal to the Fund annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Wealth Shares current Fee Limit of 0.28% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.39 and $1.41, respectively.

Semi-Annual Shareholder Report
25

Evaluation and Approval of Advisory Contract–May 2020
federated california municipal cash trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and
Semi-Annual Shareholder Report
26

Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report
27

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Semi-Annual Shareholder Report
28

the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
Semi-Annual Shareholder Report
29

the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
30

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated
Semi-Annual Shareholder Report
31

Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report
32

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
Semi-Annual Shareholder Report
33

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report
34

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
35

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
36

Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
35087 (6/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2021

Share Class | Ticker	Institutional | FFTXX	Premier | FTFXX

Federated Hermes Institutional Tax-Free Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund. The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	98.1%
Commercial Paper	1.9%
Other Assets and Liabilities—Net[2]	0.0%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At April 30, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	100.0%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.0%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
April 30, 2021 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.0%
		Alabama— 9.4%
$ 980,000		Alabama HFA MFH (Double Lake Ventures LLC), (2000 Series A:Turtle Lake) Weekly VRDNs, (FNMA LOC), 0.080%, 5/6/2021	$980,000
8,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 0.060%, 5/3/2021	8,000,000
30,450,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 0.060%, 5/3/2021	30,450,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 0.100%, 5/6/2021	28,000,000
1,500,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 0.060%, 5/3/2021	1,500,000
5,700,000		Mobile, AL IDB (Alabama Power Co.), (Second Series 2009) Daily VRDNs, 0.060%, 5/3/2021	5,700,000
150,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 0.160%, 5/5/2021	150,000
5,100,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs, (FHLB of Dallas LOC), 0.100%, 5/6/2021	5,100,000
9,125,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (FHLB of Atlanta LOC), 0.110%, 5/6/2021	9,125,000
		TOTAL	89,005,000
		Arizona— 2.5%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 0.100%, 5/6/2021	4,000,000
20,000,000		Yavapai County, AZ IDA - Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 0.100%, 5/6/2021	20,000,000
		TOTAL	24,000,000
		California— 9.1%
225,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs, (FHLB of San Francisco LOC), 0.090%, 5/6/2021	225,000
5,125,000		California Enterprise Development Authority (Alvarado Street Bakery), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.110%, 5/6/2021	5,125,000
6,300,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.100%, 5/6/2021	6,300,000
34,525,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.110%, 5/6/2021	34,525,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 3,450,000		San Diego County, CA (Museum of Contemporary Art San Diego), (Series 2004) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.110%, 5/6/2021	$3,450,000
36,780,000		Victorville, CA Joint Powers Financing Authority (Victorville, CA), (Series 2007A: Cogeneration Facility) Weekly VRDNs, (BNP Paribas SA LOC), 0.100%, 5/6/2021	36,780,000
		TOTAL	86,405,000
		Connecticut— 1.0%
5,830,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.090%, 5/6/2021	5,830,000
3,765,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 5/6/2021	3,765,000
		TOTAL	9,595,000
		Florida— 15.2%
3,310,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs, (TD Bank, N.A. LOC), 0.130%, 5/6/2021	3,310,000
12,250,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 0.060%, 5/3/2021	12,250,000
12,900,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.), (First Series 2009) Daily VRDNs, 0.070%, 5/3/2021	12,900,000
20,000,000		Florida HFA (Woodlands Apartments), (Series 1985-SS) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.100%, 5/5/2021	20,000,000
12,000,000		Hillsborough County, FL IDA (Baycare Health System), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 0.040%, 5/3/2021	12,000,000
17,740,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 0.120%, Mandatory Tender 5/5/2021	17,740,000
18,000,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.100%, 5/5/2021	18,000,000
47,350,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.060%, 5/3/2021	47,350,000
		TOTAL	143,550,000
		Georgia— 2.3%
21,700,000		Monroe County, GA Development Authority Pollution Control (Gulf Power Co.), (First Series of 2002) Daily VRDNs, 0.070%, 5/3/2021	21,700,000
		Illinois— 1.3%
1,500,000		Illinois Finance Authority (Clearbrook Corp.), (Series 2008) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.070%, 5/6/2021	1,500,000
11,200,000		Jackson-Union Counties, IL Regional Port District Facilities (Enron Transportation Services), (Series 1994) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.110%, 5/5/2021	11,200,000
		TOTAL	12,700,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Indiana— 0.9%
$ 8,170,000		Valparaiso, IN EDRB (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.160%, 5/6/2021	$8,170,000
		Iowa— 8.3%
15,100,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area EDRBs (Series 2009A) Weekly VRDNs, 0.090%, 5/6/2021	15,100,000
27,200,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area EDRBs (Series 2011A) Weekly VRDNs, 0.090%, 5/6/2021	27,200,000
36,500,000		Iowa Finance Authority (HF Chlor-Alkali, LLC), (Series 2012) Weekly VRDNs, (GTD by Cargill, Inc.), 0.100%, 5/6/2021	36,500,000
		TOTAL	78,800,000
		Louisiana— 4.5%
1,225,000		Hammond Area Economic & Industrial Development District, LA (AGEM Management Services LLC) Weekly VRDNs, (FHLB of Dallas LOC), 0.120%, 5/6/2021	1,225,000
12,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 0.160%, 5/5/2021	12,000,000
3,040,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.160%, 5/5/2021	3,040,000
3,350,000		Louisiana Local Government Environmental Facilities CDA (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.160%, 5/5/2021	3,350,000
2,500,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008B) Weekly VRDNs, 0.080%, 5/5/2021	2,500,000
16,300,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2010) Weekly VRDNs, 0.080%, 5/5/2021	16,300,000
4,430,000		St. Tammany Parish Development District, LA (Main Street Holdings of St. Tammany, LLC), (Series 2006A) Weekly VRDNs, (FHLB of Dallas LOC), 0.100%, 5/6/2021	4,430,000
		TOTAL	42,845,000
		Maryland— 0.1%
510,000		Maryland State Economic Development Corp. (Maryland Academy of Sciences), (Series 2003: Maryland Science Center) Weekly VRDNs, (Bank of America N.A. LOC), 0.140%, 5/6/2021	510,000
		Michigan— 4.3%
16,200,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.100%, 5/6/2021	16,200,000
11,755,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/6/2021	11,755,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Michigan— continued
$13,000,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/6/2021	$13,000,000
		TOTAL	40,955,000
		Minnesota— 0.8%
7,500,000		Moorhead, MN (American Crystal Sugar Co.), Series 2020 Weekly VRDNs, (CoBank, ACB LOC), 0.100%, 5/6/2021	7,500,000
		Mississippi— 4.7%
44,650,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.160%, 5/6/2021	44,650,000
		Multi-State— 15.5%
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.120%, 5/6/2021	24,000,000
41,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.110%, 5/6/2021	41,000,000
6,000,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 5/6/2021	6,000,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 0.120%, 5/6/2021	9,000,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.120%, 5/6/2021	47,100,000
20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, VRDP(Series 5-1000) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 0.110%, 5/6/2021	20,000,000
		TOTAL	147,100,000
		Nebraska— 0.2%
1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 0.100%, 5/6/2021	1,400,000
		New York— 7.5%
1,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 0.040%, 5/3/2021	1,000,000
13,500,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs, (TD Bank, N.A. LOC), 0.040%, 5/3/2021	13,500,000
40,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.110%, 5/6/2021	40,000,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 0.110%, 5/6/2021	10,000,000
6,200,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2B) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.085%, 5/6/2021	6,200,000
		TOTAL	70,700,000
		Oregon— 0.9%
8,000,000		Oregon State Facilities Authority (PeaceHealth), (2018 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 0.040%, 5/3/2021	8,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Pennsylvania— 2.6%
$17,525,000		Pennsylvania EDFA (PPL Energy Supply LLC), (Series C) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.100%, 5/5/2021	$17,525,000
7,000,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019C) Weekly VRDNs, (Bank of America N.A. LIQ), 0.100%, 5/6/2021	7,000,000
		TOTAL	24,525,000
		Tennessee— 0.4%
4,130,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Truist Bank LOC), 0.130%, 5/5/2021	4,130,000
		Texas— 2.2%
21,145,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 0.040%, 5/3/2021	21,145,000
		Utah— 3.4%
30,500,000		Emery County, UT (Pacificorp), PCRB (Series 1994) Weekly VRDNs, 0.120%, 5/5/2021	30,500,000
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.100%, 5/6/2021	2,000,000
		TOTAL	32,500,000
		Virginia— 0.6%
5,475,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 0.130%, 5/6/2021	5,475,000
		West Virginia— 2.3%
21,400,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 0.130%, 5/6/2021	21,400,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[2]	946,760,000
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	210,284
		TOTAL NET ASSETS—100%	$946,970,284
At April 30, 2021, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDA	—Community Development Authority
CP	—Commercial Paper
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
EDRBs	—Economic Development Revenue Bonds
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,				Period Ended 10/31/2016[1]
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0001	0.0060	0.0137	0.0114	0.0059	0.0020
Total From Investment Operations	0.0001	0.0060	0.0137	0.0114	0.0059	0.0020
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0060)	(0.0137)	(0.0114)	(0.0059)	(0.0020)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[2]	0.00%[3]	0.60%	1.38%	1.15%	0.59%	0.20%
Ratios to Average Net Assets:
Net expenses[4]	0.10%[5]	0.19%	0.20%	0.20%	0.20%	0.20%[5]
Net investment income	0.01%[5]	0.64%	1.36%	1.17%	0.59%	0.54%[5]
Expense waiver/reimbursement[6]	0.28%[5]	0.18%	0.16%	0.18%	0.20%	0.22%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$626,664	$735,236	$855,998	$594,047	$301,268	$231,159

1	Reflects operations for the period from February 26, 2016 (date of initial public investment) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0001	0.0063	0.0142	0.0119	0.0064	0.0020
Net realized gain (loss)	—	—	—	—	—	(0.0000)[1]
Total From Investment Operations	0.0001	0.0063	0.0142	0.0119	0.0064	0.0020
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0063)	(0.0142)	(0.0119)	(0.0064)	(0.0020)
Distributions from net realized gain	—	—	—	—	—	(0.0000)[1]
Total Distributions	(0.0001)	(0.0063)	(0.0142)	(0.0119)	(0.0064)	(0.0020)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[2]	0.00%[3]	0.64%	1.43%	1.20%	0.64%	0.25%
Ratios to Average Net Assets:
Net expenses[4]	0.09%[5]	0.15%	0.15%	0.15%	0.15%	0.14%
Net investment income	0.01%[5]	0.72%	1.42%	1.21%	0.65%	0.26%
Expense waiver/reimbursement[6]	0.23%[5]	0.17%	0.16%	0.18%	0.20%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$320,307	$398,163	$515,446	$420,808	$254,460	$155,223

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$946,760,000
Cash	757,979
Income receivable	80,528
Receivable for shares sold	1,373
Total Assets	947,599,880
Liabilities:
Payable for shares redeemed	495,135
Income distribution payable	4,514
Payable to adviser (Note 5)	2,482
Payable for administrative fee (Note 5)	2,033
Payable for auditing fees	6,578
Payable for custodian fees	8,970
Payable for transfer agent fees	9,332
Payable for portfolio accounting fees	61,149
Payable for other service fees (Notes 2 and 5)	9,537
Accrued expenses (Note 5)	29,866
Total Liabilities	629,596
Net assets for 946,961,770 shares outstanding	$946,970,284
Net Assets Consist of:
Paid-in capital	$946,961,770
Total distributable earnings (loss)	8,514
Total Net Assets	$946,970,284
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$626,663,733 ÷ 626,664,219 shares outstanding, no par value, unlimited shares authorized	$1.0000
Premier Shares:
$320,306,551 ÷ 320,297,551 shares outstanding, no par value, unlimited shares authorized	$1.0000
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Interest	$563,405
Expenses:
Investment adviser fee (Note 5)	1,067,384
Administrative fee (Note 5)	417,293
Custodian fees	16,144
Transfer agent fees	27,537
Directors’/Trustees’ fees (Note 5)	2,837
Auditing fees	9,620
Legal fees	5,520
Portfolio accounting fees	85,972
Other service fees (Notes 2 and 5)	170,703
Share registration costs	52,083
Printing and postage	11,537
Miscellaneous (Note 5)	21,998
TOTAL EXPENSES	1,888,628
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(1,067,384)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(311,207)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,378,591)
Net expenses	510,037
Net investment income	53,368
Change in net assets resulting from operations	$53,368
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$53,368	$8,889,292
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,368	8,889,292
Distributions to Shareholders:
Institutional Shares	(34,139)	(4,991,509)
Premier Shares	(19,148)	(3,892,000)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,287)	(8,883,509)
Share Transactions:
Proceeds from sale of shares	1,442,346,162	4,946,146,680
Net asset value of shares issued to shareholders in payment of distributions declared	23,184	3,833,826
Cost of shares redeemed	(1,628,798,163)	(5,188,031,333)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(186,428,817)	(238,050,827)
Change in net assets	(186,428,736)	(238,045,044)
Net Assets:
Beginning of period	1,133,399,020	1,371,444,064
End of period	$946,970,284	$1,133,399,020
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
Semi-Annual Shareholder Report
14

■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid”
Semi-Annual Shareholder Report
15

evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,378,591 is disclosed in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Institutional Shares	$170,703	$(26,300)	$(144,403)
For the six months ended April 30, 2021, the Fund’s Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
16

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	307,230,169	$307,230,169	1,542,541,049	$1,542,541,049
Shares issued to shareholders in payment of distributions declared	14,216	14,216	1,427,123	1,427,123
Shares redeemed	(415,816,699)	(415,816,699)	(1,664,731,646)	(1,664,731,646)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(108,572,314)	$(108,572,314)	(120,763,474)	$(120,763,474)
Semi-Annual Shareholder Report
17

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	1,135,115,993	$1,135,115,993	3,403,605,631	$3,403,605,631
Shares issued to shareholders in payment of distributions declared	8,968	8,968	2,406,703	2,406,703
Shares redeemed	(1,212,981,464)	(1,212,981,464)	(3,523,299,687)	(3,523,299,687)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	(77,856,503)	$(77,856,503)	(117,287,353)	$(117,287,353)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(186,428,817)	$(186,428,817)	(238,050,827)	$(238,050,827)
4. FEDERAL TAX INFORMATION
As of October 31, 2020, the Fund had a capital loss carryforward of $36 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$36	$—	$36
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee. For the six months ended April 30, 2021, the Adviser voluntarily waived $1,067,384 of its fee and voluntarily reimbursed $140,504 of other operating expenses.
Semi-Annual Shareholder Report
18

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended April 30, 2021, FSSC reimbursed $26,300 of the other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $863,405,000 and $563,230,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Semi-Annual Shareholder Report
19

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
20

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
21

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$[2]0.50
Premier Shares	$1,000	$1,000.00	$[3]0.45
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.30	$[2]0.50
Premier Shares	$1,000	$1,024.35	$[3]0.45

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.10%
Premier Shares	0.09%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Premier Shares current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.74 and $0.75, respectively.

Semi-Annual Shareholder Report
22

Evaluation and Approval of Advisory Contract–May 2020
federated institutional tax-free cash trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INSTITUTIONAL TAX-FREE CASH TRUST)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and
Semi-Annual Shareholder Report
23

Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report
24

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Semi-Annual Shareholder Report
25

the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
Semi-Annual Shareholder Report
26

the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
27

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated
Semi-Annual Shareholder Report
28

Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report
29

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
Semi-Annual Shareholder Report
30

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
32

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
33

Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
CUSIP 60934N666
8070103 (6/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2021

Share Class | Ticker	Institutional | FFTXX

Federated Hermes Institutional Tax-Free Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund. The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	98.1%
Commercial Paper	1.9%
Other Assets and Liabilities—Net[2]	0.0%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At April 30, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	100.0%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.0%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
April 30, 2021 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.0%
		Alabama— 9.4%
$ 980,000		Alabama HFA MFH (Double Lake Ventures LLC), (2000 Series A:Turtle Lake) Weekly VRDNs, (FNMA LOC), 0.080%, 5/6/2021	$980,000
8,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 0.060%, 5/3/2021	8,000,000
30,450,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 0.060%, 5/3/2021	30,450,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 0.100%, 5/6/2021	28,000,000
1,500,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 0.060%, 5/3/2021	1,500,000
5,700,000		Mobile, AL IDB (Alabama Power Co.), (Second Series 2009) Daily VRDNs, 0.060%, 5/3/2021	5,700,000
150,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 0.160%, 5/5/2021	150,000
5,100,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs, (FHLB of Dallas LOC), 0.100%, 5/6/2021	5,100,000
9,125,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (FHLB of Atlanta LOC), 0.110%, 5/6/2021	9,125,000
		TOTAL	89,005,000
		Arizona— 2.5%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 0.100%, 5/6/2021	4,000,000
20,000,000		Yavapai County, AZ IDA - Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 0.100%, 5/6/2021	20,000,000
		TOTAL	24,000,000
		California— 9.1%
225,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs, (FHLB of San Francisco LOC), 0.090%, 5/6/2021	225,000
5,125,000		California Enterprise Development Authority (Alvarado Street Bakery), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.110%, 5/6/2021	5,125,000
6,300,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.100%, 5/6/2021	6,300,000
34,525,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.110%, 5/6/2021	34,525,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 3,450,000		San Diego County, CA (Museum of Contemporary Art San Diego), (Series 2004) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.110%, 5/6/2021	$3,450,000
36,780,000		Victorville, CA Joint Powers Financing Authority (Victorville, CA), (Series 2007A: Cogeneration Facility) Weekly VRDNs, (BNP Paribas SA LOC), 0.100%, 5/6/2021	36,780,000
		TOTAL	86,405,000
		Connecticut— 1.0%
5,830,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.090%, 5/6/2021	5,830,000
3,765,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 5/6/2021	3,765,000
		TOTAL	9,595,000
		Florida— 15.2%
3,310,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs, (TD Bank, N.A. LOC), 0.130%, 5/6/2021	3,310,000
12,250,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 0.060%, 5/3/2021	12,250,000
12,900,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.), (First Series 2009) Daily VRDNs, 0.070%, 5/3/2021	12,900,000
20,000,000		Florida HFA (Woodlands Apartments), (Series 1985-SS) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.100%, 5/5/2021	20,000,000
12,000,000		Hillsborough County, FL IDA (Baycare Health System), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 0.040%, 5/3/2021	12,000,000
17,740,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 0.120%, Mandatory Tender 5/5/2021	17,740,000
18,000,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.100%, 5/5/2021	18,000,000
47,350,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.060%, 5/3/2021	47,350,000
		TOTAL	143,550,000
		Georgia— 2.3%
21,700,000		Monroe County, GA Development Authority Pollution Control (Gulf Power Co.), (First Series of 2002) Daily VRDNs, 0.070%, 5/3/2021	21,700,000
		Illinois— 1.3%
1,500,000		Illinois Finance Authority (Clearbrook Corp.), (Series 2008) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.070%, 5/6/2021	1,500,000
11,200,000		Jackson-Union Counties, IL Regional Port District Facilities (Enron Transportation Services), (Series 1994) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.110%, 5/5/2021	11,200,000
		TOTAL	12,700,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Indiana— 0.9%
$ 8,170,000		Valparaiso, IN EDRB (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.160%, 5/6/2021	$8,170,000
		Iowa— 8.3%
15,100,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area EDRBs (Series 2009A) Weekly VRDNs, 0.090%, 5/6/2021	15,100,000
27,200,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area EDRBs (Series 2011A) Weekly VRDNs, 0.090%, 5/6/2021	27,200,000
36,500,000		Iowa Finance Authority (HF Chlor-Alkali, LLC), (Series 2012) Weekly VRDNs, (GTD by Cargill, Inc.), 0.100%, 5/6/2021	36,500,000
		TOTAL	78,800,000
		Louisiana— 4.5%
1,225,000		Hammond Area Economic & Industrial Development District, LA (AGEM Management Services LLC) Weekly VRDNs, (FHLB of Dallas LOC), 0.120%, 5/6/2021	1,225,000
12,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 0.160%, 5/5/2021	12,000,000
3,040,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.160%, 5/5/2021	3,040,000
3,350,000		Louisiana Local Government Environmental Facilities CDA (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.160%, 5/5/2021	3,350,000
2,500,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008B) Weekly VRDNs, 0.080%, 5/5/2021	2,500,000
16,300,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2010) Weekly VRDNs, 0.080%, 5/5/2021	16,300,000
4,430,000		St. Tammany Parish Development District, LA (Main Street Holdings of St. Tammany, LLC), (Series 2006A) Weekly VRDNs, (FHLB of Dallas LOC), 0.100%, 5/6/2021	4,430,000
		TOTAL	42,845,000
		Maryland— 0.1%
510,000		Maryland State Economic Development Corp. (Maryland Academy of Sciences), (Series 2003: Maryland Science Center) Weekly VRDNs, (Bank of America N.A. LOC), 0.140%, 5/6/2021	510,000
		Michigan— 4.3%
16,200,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.100%, 5/6/2021	16,200,000
11,755,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/6/2021	11,755,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Michigan— continued
$13,000,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/6/2021	$13,000,000
		TOTAL	40,955,000
		Minnesota— 0.8%
7,500,000		Moorhead, MN (American Crystal Sugar Co.), Series 2020 Weekly VRDNs, (CoBank, ACB LOC), 0.100%, 5/6/2021	7,500,000
		Mississippi— 4.7%
44,650,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.160%, 5/6/2021	44,650,000
		Multi-State— 15.5%
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.120%, 5/6/2021	24,000,000
41,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.110%, 5/6/2021	41,000,000
6,000,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 5/6/2021	6,000,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 0.120%, 5/6/2021	9,000,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.120%, 5/6/2021	47,100,000
20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, VRDP(Series 5-1000) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 0.110%, 5/6/2021	20,000,000
		TOTAL	147,100,000
		Nebraska— 0.2%
1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 0.100%, 5/6/2021	1,400,000
		New York— 7.5%
1,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 0.040%, 5/3/2021	1,000,000
13,500,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs, (TD Bank, N.A. LOC), 0.040%, 5/3/2021	13,500,000
40,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.110%, 5/6/2021	40,000,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 0.110%, 5/6/2021	10,000,000
6,200,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2B) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.085%, 5/6/2021	6,200,000
		TOTAL	70,700,000
		Oregon— 0.9%
8,000,000		Oregon State Facilities Authority (PeaceHealth), (2018 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 0.040%, 5/3/2021	8,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Pennsylvania— 2.6%
$17,525,000		Pennsylvania EDFA (PPL Energy Supply LLC), (Series C) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.100%, 5/5/2021	$17,525,000
7,000,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019C) Weekly VRDNs, (Bank of America N.A. LIQ), 0.100%, 5/6/2021	7,000,000
		TOTAL	24,525,000
		Tennessee— 0.4%
4,130,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Truist Bank LOC), 0.130%, 5/5/2021	4,130,000
		Texas— 2.2%
21,145,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 0.040%, 5/3/2021	21,145,000
		Utah— 3.4%
30,500,000		Emery County, UT (Pacificorp), PCRB (Series 1994) Weekly VRDNs, 0.120%, 5/5/2021	30,500,000
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.100%, 5/6/2021	2,000,000
		TOTAL	32,500,000
		Virginia— 0.6%
5,475,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 0.130%, 5/6/2021	5,475,000
		West Virginia— 2.3%
21,400,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 0.130%, 5/6/2021	21,400,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[2]	946,760,000
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	210,284
		TOTAL NET ASSETS—100%	$946,970,284
At April 30, 2021, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDA	—Community Development Authority
CP	—Commercial Paper
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
EDRBs	—Economic Development Revenue Bonds
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,				Period Ended 10/31/2016[1]
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0001	0.0060	0.0137	0.0114	0.0059	0.0020
Total From Investment Operations	0.0001	0.0060	0.0137	0.0114	0.0059	0.0020
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0060)	(0.0137)	(0.0114)	(0.0059)	(0.0020)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[2]	0.00%[3]	0.60%	1.38%	1.15%	0.59%	0.20%
Ratios to Average Net Assets:
Net expenses[4]	0.10%[5]	0.19%	0.20%	0.20%	0.20%	0.20%[5]
Net investment income	0.01%[5]	0.64%	1.36%	1.17%	0.59%	0.54%[5]
Expense waiver/reimbursement[6]	0.28%[5]	0.18%	0.16%	0.18%	0.20%	0.22%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$626,664	$735,236	$855,998	$594,047	$301,268	$231,159

1	Reflects operations for the period from February 26, 2016 (date of initial public investment) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$946,760,000
Cash	757,979
Income receivable	80,528
Receivable for shares sold	1,373
Total Assets	947,599,880
Liabilities:
Payable for shares redeemed	495,135
Income distribution payable	4,514
Payable to adviser (Note 5)	2,482
Payable for administrative fee (Note 5)	2,033
Payable for auditing fees	6,578
Payable for custodian fees	8,970
Payable for transfer agent fees	9,332
Payable for portfolio accounting fees	61,149
Payable for other service fees (Notes 2 and 5)	9,537
Accrued expenses (Note 5)	29,866
Total Liabilities	629,596
Net assets for 946,961,770 shares outstanding	$946,970,284
Net Assets Consist of:
Paid-in capital	$946,961,770
Total distributable earnings (loss)	8,514
Total Net Assets	$946,970,284
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$626,663,733 ÷ 626,664,219 shares outstanding, no par value, unlimited shares authorized	$1.0000
Premier Shares:
$320,306,551 ÷ 320,297,551 shares outstanding, no par value, unlimited shares authorized	$1.0000
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Interest	$563,405
Expenses:
Investment adviser fee (Note 5)	1,067,384
Administrative fee (Note 5)	417,293
Custodian fees	16,144
Transfer agent fees	27,537
Directors’/Trustees’ fees (Note 5)	2,837
Auditing fees	9,620
Legal fees	5,520
Portfolio accounting fees	85,972
Other service fees (Notes 2 and 5)	170,703
Share registration costs	52,083
Printing and postage	11,537
Miscellaneous (Note 5)	21,998
TOTAL EXPENSES	1,888,628
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(1,067,384)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(311,207)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,378,591)
Net expenses	510,037
Net investment income	53,368
Change in net assets resulting from operations	$53,368
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$53,368	$8,889,292
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,368	8,889,292
Distributions to Shareholders:
Institutional Shares	(34,139)	(4,991,509)
Premier Shares	(19,148)	(3,892,000)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,287)	(8,883,509)
Share Transactions:
Proceeds from sale of shares	1,442,346,162	4,946,146,680
Net asset value of shares issued to shareholders in payment of distributions declared	23,184	3,833,826
Cost of shares redeemed	(1,628,798,163)	(5,188,031,333)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(186,428,817)	(238,050,827)
Change in net assets	(186,428,736)	(238,045,044)
Net Assets:
Beginning of period	1,133,399,020	1,371,444,064
End of period	$946,970,284	$1,133,399,020
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. The financial highlights of the Premier Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at
Semi-Annual Shareholder Report
13

each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single
Semi-Annual Shareholder Report
14

price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,378,591 is disclosed in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Institutional Shares	$170,703	$(26,300)	$(144,403)
For the six months ended April 30, 2021, the Fund’s Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax
Semi-Annual Shareholder Report
15

liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	307,230,169	$307,230,169	1,542,541,049	$1,542,541,049
Shares issued to shareholders in payment of distributions declared	14,216	14,216	1,427,123	1,427,123
Shares redeemed	(415,816,699)	(415,816,699)	(1,664,731,646)	(1,664,731,646)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(108,572,314)	$(108,572,314)	(120,763,474)	$(120,763,474)
Semi-Annual Shareholder Report
16

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	1,135,115,993	$1,135,115,993	3,403,605,631	$3,403,605,631
Shares issued to shareholders in payment of distributions declared	8,968	8,968	2,406,703	2,406,703
Shares redeemed	(1,212,981,464)	(1,212,981,464)	(3,523,299,687)	(3,523,299,687)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	(77,856,503)	$(77,856,503)	(117,287,353)	$(117,287,353)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(186,428,817)	$(186,428,817)	(238,050,827)	$(238,050,827)
4. FEDERAL TAX INFORMATION
As of October 31, 2020, the Fund had a capital loss carryforward of $36 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$36	$—	$36
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee. For the six months ended April 30, 2021, the Adviser voluntarily waived $1,067,384 of its fee and voluntarily reimbursed $140,504 of other operating expenses.
Semi-Annual Shareholder Report
17

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended April 30, 2021, FSSC reimbursed $26,300 of the other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $863,405,000 and $563,230,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Semi-Annual Shareholder Report
18

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
19

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
20

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.00	$[2]0.50
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.30	$[2]0.50

1	Expenses are equal to the Fund annualized net expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

Semi-Annual Shareholder Report
21

Evaluation and Approval of Advisory Contract–May 2020
federated institutional tax-free cash trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INSTITUTIONAL TAX-FREE CASH TRUST)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and
Semi-Annual Shareholder Report
22

Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report
23

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Semi-Annual Shareholder Report
24

the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
Semi-Annual Shareholder Report
25

the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
26

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated
Semi-Annual Shareholder Report
27

Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report
28

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
Semi-Annual Shareholder Report
29

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
31

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
32

Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
Q454417 (6/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2021

Share Class | Ticker	Wealth | NISXX	Service | FNTXX	Cash II | NYCXX
Cash Series | FNCXX

Federated Hermes New York Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	70.3%
Municipal Notes	31.0%
Other Assets and Liabilities—Net[2]	(1.3)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At April 30, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	61.1%
8-30 Days	0.5%
31-90 Days	29.4%
91-180 Days	3.4%
181 Days or more	6.9%
Other Assets and Liabilities—Net[2]	(1.3)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
April 30, 2021 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 101.3%
		New York— 101.3%
$ 710,000		Albany, NY IDA (Albany Local Development Corp.), (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs, (KeyBank, N.A. LOC), 0.200%, 5/6/2021	$710,000
4,000,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 5/6/2021	4,000,000
2,734,237		Arlington, NY CSD BANs, 1.000%, 11/5/2021	2,741,236
9,915,000		Battery Park, NY City Authority, RBC Muni Products (Series 2019-E-137) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.090%, 5/6/2021	9,915,000
2,263,050		Cold Spring, NY BANs, 1.500%, 5/6/2022	2,289,211
3,000,000		Delaware Academy at Delhi, NY CSD BANs, 2.000%, 7/29/2021	3,009,737
1,545,000		East Aurora Village, NY BANs, 1.000%, 6/17/2021	1,545,000
1,563,806		East Meadow, NY Union Free School District, (Series D) BANs, 1.500%, 6/18/2021	1,564,721
4,075,000		East Rochester, NY Union Free School District BANs, 2.000%, 6/25/2021	4,081,079
1,245,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corporation), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.090%, 5/6/2021	1,245,000
10,000,000		Gates Chili, NY CSD BANs, 0.750%, 6/29/2021	10,008,103
5,000,000		Granville, NY CSD, (Series A) BANs, 1.250%, 6/18/2021	5,002,933
1,600,000		Great Neck Plaza, NY BANs, 1.500%, 4/20/2022	1,618,870
1,330,420		Guilderland, NY CSD BANs, 1.250%, 7/9/2021	1,331,793
2,500,000		Hoosick Falls, NY CSD BANs, 1.000%, 9/10/2021	2,505,217
6,750,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Certificates (Series 2020-XF2859) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.160%, 5/6/2021	6,750,000
5,030,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Receipts (Series 2019-ZM0737) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.130%, 5/6/2021	5,030,000
3,000,000		Keene, NY CSD BANs, 1.250%, 11/19/2021	3,015,240
5,000,000		Lewiston-Porter, NY CSD BANs, 1.250%, 6/16/2021	5,003,753
6,200,000		Lyndonville, NY CSD BANs, 1.250%, 6/10/2021	6,204,047
6,000,000		Mechanicville, NY City School District BANs, 1.000%, 6/18/2021	6,000,000
18,445,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Clipper Tax-Exempt Certificates Trust (Series 2009-71) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.110%, 5/6/2021	18,445,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 5,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.120%, 5/6/2021	$5,000,000
16,685,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XF0917) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 5/6/2021	16,685,000
16,670,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0826) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 5/6/2021	16,670,000
13,330,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0835) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 5/6/2021	13,330,000
3,075,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.200%, 5/6/2021	3,075,000
3,725,000		Nassau County, NY, RBC Muni Products (Series 2018 G-5) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.090%, 5/6/2021	3,725,000
8,960,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2815) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.120%, 5/6/2021	8,960,000
8,700,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2816) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.110%, 5/6/2021	8,700,000
4,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2787) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.090%, 5/6/2021	4,000,000
2,430,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.040%, 5/3/2021	2,430,000
3,700,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 0.040%, 5/3/2021	3,700,000
15,000,000		New York City, NY Transitional Finance Authority, Stage Trust 3a-7 (Series 2020-002) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.210%, 5/6/2021	15,000,000
10,620,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.260%, 5/6/2021	10,620,000
7,000,000		New York State Dormitory Authority (New York City, NY), RBC Muni Products Inc Trust (Series E-146) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.090%, 5/6/2021	7,000,000
3,750,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2020-XF0951) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/6/2021	3,750,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$10,000,000		New York State Dormitory Authority (St. John’s University), Clipper Tax-Exempt Certificates Trust (2009-45) TOBs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.230%, Optional Tender 6/24/2021	$10,000,000
5,600,000		New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Receipts (Series 2018-XG0218) Weekly VRDNs, (Bank of America N.A. LIQ), 0.090%, 5/6/2021	5,600,000
2,535,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (FNMA LOC), 0.050%, 5/5/2021	2,535,000
2,950,000		New York State HFA, Tender Option Bond Trust Certificates (Series 2019-ZF2800) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.100%, 5/6/2021	2,950,000
2,250,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0945) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/6/2021	2,250,000
2,250,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0946) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/6/2021	2,250,000
3,000,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0947) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.090%, 5/6/2021	3,000,000
5,000,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-ZF0949) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.090%, 5/6/2021	5,000,000
5,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Clipper Tax-Exempt Certificates Trust (Series 2009-35) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 5/6/2021	5,500,000
7,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2018-XM0636) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/6/2021	7,500,000
4,010,560		Niskayuna, NY BANs, 1.500%, 2/25/2022	4,053,314
14,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.110%, 5/6/2021	14,500,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 5) Weekly VRDPs, (TD Bank, N.A. LIQ), 0.110%, 5/6/2021	10,000,000
4,230,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 5/6/2021	4,230,000
7,485,000		Ontario County, NY Industrial Development Agency (Friends of the Finger Lakes Performing Arts Center, Inc.), (Series 2005A) Monthly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.450%, 5/3/2021	7,485,000
1,500,000		Orange County, NY IDA (Tuxedo Park School), (Series 2002) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 5/6/2021	1,500,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 1,100,000		Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.140%, 5/6/2021	$1,100,000
1,175,000		Rensselaer County, NY IDA (WMHT Educational Telecommunications), Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 5/6/2021	1,175,000
8,000,000		Salina, NY BANs, 1.250%, 6/11/2021	8,005,805
4,000,000		Schoharie County, NY BANs, 1.500%, 6/18/2021	4,004,966
2,484,400		Sidney, NY CSD BANs, 1.250%, 8/6/2021	2,488,665
2,229,095		South Jefferson, NY CSD BANs, 0.750%, 2/11/2022	2,237,269
2,500,000		Sweet Home, NY CSD BANs, 1.250%, 7/8/2021	2,502,914
2,100,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2A) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.100%, 5/5/2021	2,100,000
4,000,000		Trumansburg, NY CSD BANs, 1.000%, 6/16/2021	4,003,393
4,000,000		Trust for Cultural Resources of the City of New York (American Museum of National History), (Series 2014 B-1) TOBs, 0.160%, Mandatory Tender 11/5/2021	4,000,000
5,000,000		Union Endicott, NY CSD BANs, 1.500%, 7/30/2021	5,012,975
4,470,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams- Proctor Arts Institute), (Series 2006) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.120%, 5/6/2021	4,470,000
1,972,500		Watertown, NY (City of) BANs, 1.750%, 5/19/2021	1,972,989
4,710,000		Watertown, NY (Town of) BANs, 1.500%, 4/14/2022	4,761,424
2,000,000		Waterville, NY CSD BANs, 1.500%, 8/13/2021	2,006,571
		TOTAL INVESTMENT IN SECURITIES—101.3% (AT AMORTIZED COST)[2]	362,856,225
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[3]	(4,624,390)
		TOTAL NET ASSETS—100%	$358,231,835
At April 30, 2021, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Semi-Annual Shareholder Report
6

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of April 30, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CSD	—Central School District
FNMA	—Federal National Mortgage Association
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.013	0.011	0.006	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.006	0.013	0.011	0.006	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.013)	(0.011)	(0.006)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.006)	(0.013)	(0.011)	(0.006)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.58%	1.33%	1.08%	0.56%	0.16%
Ratios to Average Net Assets:
Net expenses[4]	0.25%[5]	0.32%	0.32%	0.32%	0.32%	0.22%[6]
Net investment income	0.01%[5]	0.64%	1.31%	1.10%	0.58%	0.10%
Expense waiver/reimbursement[7]	0.29%[5]	0.19%	0.17%	0.25%	0.34%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$129,756	$179,225	$326,684	$211,511	$111,061	$70,496

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.22% after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.004	0.011	0.009	0.003	0.001
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]	—
Total From Investment Operations	0.000[1]	0.004	0.011	0.009	0.003	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.004)	(0.011)	(0.009)	(0.003)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]
Total Distributions	(0.000)[1]	(0.004)	(0.011)	(0.009)	(0.003)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.43%	1.11%	0.86%	0.34%	0.06%
Ratios to Average Net Assets:
Net expenses[4]	0.25%[5]	0.46%	0.54%	0.54%	0.54%	0.30%[6]
Net investment income	0.01%[5]	0.42%	1.09%	0.82%	0.35%	0.02%
Expense waiver/reimbursement[7]	0.79%[5]	0.55%	0.45%	0.55%	0.62%	0.79%
Supplemental Data:
Net assets, end of period (000 omitted)	$188,748	$221,000	$219,665	$28,662	$64,510	$35,692

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.30% after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.003	0.009	0.006	0.001	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]	—
Total From Investment Operations	0.000[1]	0.003	0.009	0.006	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.003)	(0.009)	(0.006)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]
Total Distributions	(0.000)[1]	(0.003)	(0.009)	(0.006)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.32%	0.87%	0.63%	0.13%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.25%[5]	0.61%	0.77%	0.77%	0.76%	0.29%[6]
Net investment income	0.01%[5]	0.37%	0.87%	0.62%	0.13%	0.01%
Expense waiver/reimbursement[7]	0.79%[5]	0.40%	0.22%	0.32%	0.41%	0.81%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,145	$7,515	$9,952	$9,535	$10,982	$8,457

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.29% after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.002	0.006	0.004	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]	—
Total From Investment Operations	0.000[1]	0.002	0.006	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.002)	(0.006)	(0.004)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]
Total Distributions	(0.000)[1]	(0.002)	(0.006)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.21%	0.62%	0.38%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.25%[5]	0.71%	1.02%	1.02%	0.86%	0.36%[6]
Net investment income	0.01%[5]	0.21%	0.63%	0.33%	0.01%	0.01%
Expense waiver/reimbursement[7]	1.14%[5]	0.65%	0.32%	0.42%	0.65%	1.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,582	$26,151	$25,450	$35,414	$141,388	$172,288

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.36% after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$362,856,225
Cash	135,233
Income receivable	811,914
Receivable for shares sold	53,301
Total Assets	363,856,673
Liabilities:
Payable for investments purchased	5,304,451
Payable for shares redeemed	202,150
Income distribution payable	210
Payable for investment adviser fee (Note 4)	14,282
Payable for administrative fee (Note 4)	769
Accrued expenses (Note 4)	102,976
Total Liabilities	5,624,838
Net assets for 358,208,731 shares outstanding	$358,231,835
Net Assets Consist of:
Paid-in capital	$358,208,731
Total distributable earnings (loss)	23,104
Total Net Assets	$358,231,835
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$129,755,891 ÷ 129,747,526 outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$188,748,469 ÷ 188,736,291 outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$8,145,198 ÷ 8,144,673 outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$31,582,277 ÷ 31,580,241 outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Interest	$521,241
Expenses:
Investment adviser fee (Note 4)	597,488
Administrative fee (Note 4)	155,940
Custodian fees	7,819
Transfer agent fees (Note 2)	161,037
Directors’/Trustees’ fees (Note 4)	1,276
Auditing fees	10,414
Legal fees	8,760
Portfolio accounting fees	70,083
Distribution services fee (Note 4)	358,125
Other service fees (Notes 2 and 4)	304,980
Share registration costs	56,953
Printing and postage	13,709
Miscellaneous (Note 4)	4,651
TOTAL EXPENSES	1,751,235
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	(560,738)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(684,816)
TOTAL WAIVERS AND REIMBURSEMENT	(1,245,554)
Net expenses	505,681
Net investment income	15,560
Net realized gain on investments	14,552
Change in net assets resulting from operations	$30,112
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,560	$2,801,570
Net realized gain (loss)	14,552	11
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,112	2,801,581
Distributions to Shareholders:
Wealth Shares	(7,688)	(1,748,534)
Service Shares	(10,332)	(989,900)
Cash II Shares	(403)	(39,609)
Cash Series Shares	(1,494)	(56,641)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,917)	(2,834,684)
Share Transactions:
Proceeds from sale of shares	218,285,558	728,478,378
Net asset value of shares issued to shareholders in payment of distributions declared	18,288	2,631,762
Cost of shares redeemed	(293,974,234)	(878,935,813)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(75,670,388)	(147,825,673)
Change in net assets	(75,660,193)	(147,858,776)
Net Assets:
Beginning of period	433,892,028	581,750,804
End of period	$358,231,835	$433,892,028
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determines such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report
15

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,245,554 is disclosed in various locations in this Note 2 and Note 4. For the six months ended April 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Wealth Shares	$61,945	$(465)
Service Shares	83,679	(723)
Cash II Shares	3,272	(29)
Cash Series Shares	12,141	(106)
TOTAL	$161,037	$(1,323)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
16

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$257,563	$(1,593)	$(255,970)
Cash II Shares	10,061	—	(10,061)
Cash Series Shares	37,356	(1)	(37,355)
TOTAL	$304,980	$(1,594)	$(303,386)
For the six months ended April 30, 2021, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be
Semi-Annual Shareholder Report
17

resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	85,548,472	$85,548,472	312,197,082	$312,197,082
Shares issued to shareholders in payment of distributions declared	6,146	6,146	1,568,473	1,568,473
Shares redeemed	(135,026,919)	(135,026,919)	(461,203,973)	(461,203,973)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(49,472,301)	$(49,472,301)	(147,438,418)	$(147,438,418)
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	96,514,924	$96,514,924	337,808,998	$337,808,998
Shares issued to shareholders in payment of distributions declared	10,256	10,256	968,768	968,768
Shares redeemed	(128,782,329)	(128,782,329)	(337,431,788)	(337,431,788)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(32,257,149)	$(32,257,149)	1,345,978	$1,345,978
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	6,315,969	$6,315,969	12,357,244	$12,357,244
Shares issued to shareholders in payment of distributions declared	402	402	39,403	39,403
Shares redeemed	(5,686,958)	(5,686,958)	(14,832,345)	(14,832,345)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	629,413	$629,413	(2,435,698)	$(2,435,698)
Semi-Annual Shareholder Report
18

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	29,906,193	$29,906,193	66,115,054	$66,115,054
Shares issued to shareholders in payment of distributions declared	1,484	1,484	55,118	55,118
Shares redeemed	(24,478,028)	(24,478,028)	(65,467,707)	(65,467,707)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	5,429,649	$5,429,649	702,465	$702,465
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(75,670,388)	$(75,670,388)	(147,825,673)	$(147,825,673)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the Adviser voluntarily waived $560,738 of its fee and voluntarily reimbursed $20,388 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report
19

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$258,283	$(258,283)
Cash II Shares	10,079	(10,079)
Cash Series Shares	89,763	(89,763)
TOTAL	$358,125	$(358,125)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2021, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2021, FSSC reimbursed $1,594 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report
20

Interfund Transactions
During the six months ended April 30, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $75,905,000 and $114,860,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2021, 45.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 19.6% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in
Semi-Annual Shareholder Report
21

the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
22

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
23

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual:
Wealth Shares	$[2]1,000	$1,000.01	$[2]1.24
Service Shares	$[2]1,000	$1,000.01	$[3]1.24
Cash II Shares	$[2]1,000	$1,000.01	$[4]1.24
Cash Series Shares	$[2]1,000	$1,000.01	$[5]1.24
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$[2]1,000	$1,023.55	$[2]1.25
Service Shares	$[2]1,000	$1,023.55	$[3]1.25
Cash II Shares	$[2]1,000	$1,023.55	$[4]1.25
Cash Series Shares	$[2]1,000	$1,023.55	$[5]1.25

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.25%
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.25%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Wealth Shares current Fee Limit of 0.32% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.59 and $1.61, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.54% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.68 and $2.71, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.77% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.82 and $3.86, respectively.

5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.12, respectively.

Semi-Annual Shareholder Report
24

Evaluation and Approval of Advisory Contract–May 2020
Federated new york municipal cash trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
Semi-Annual Shareholder Report
25

and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided
Semi-Annual Shareholder Report
26

by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report
27

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
Semi-Annual Shareholder Report
28

evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report
29

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for
Semi-Annual Shareholder Report
30

the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Semi-Annual Shareholder Report
31

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Semi-Annual Shareholder Report
32

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
34

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
35

Federated Hermes New York Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
CUSIP 60934N294
CUSIP 60934N310
CUSIP 608919866
8060106 (6/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2021

Share Class | Ticker	Wealth | NISXX

Federated Hermes New York Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	70.3%
Municipal Notes	31.0%
Other Assets and Liabilities—Net[2]	(1.3)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At April 30, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	61.1%
8-30 Days	0.5%
31-90 Days	29.4%
91-180 Days	3.4%
181 Days or more	6.9%
Other Assets and Liabilities—Net[2]	(1.3)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
April 30, 2021 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 101.3%
		New York— 101.3%
$ 710,000		Albany, NY IDA (Albany Local Development Corp.), (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs, (KeyBank, N.A. LOC), 0.200%, 5/6/2021	$710,000
4,000,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 5/6/2021	4,000,000
2,734,237		Arlington, NY CSD BANs, 1.000%, 11/5/2021	2,741,236
9,915,000		Battery Park, NY City Authority, RBC Muni Products (Series 2019-E-137) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.090%, 5/6/2021	9,915,000
2,263,050		Cold Spring, NY BANs, 1.500%, 5/6/2022	2,289,211
3,000,000		Delaware Academy at Delhi, NY CSD BANs, 2.000%, 7/29/2021	3,009,737
1,545,000		East Aurora Village, NY BANs, 1.000%, 6/17/2021	1,545,000
1,563,806		East Meadow, NY Union Free School District, (Series D) BANs, 1.500%, 6/18/2021	1,564,721
4,075,000		East Rochester, NY Union Free School District BANs, 2.000%, 6/25/2021	4,081,079
1,245,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corporation), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.090%, 5/6/2021	1,245,000
10,000,000		Gates Chili, NY CSD BANs, 0.750%, 6/29/2021	10,008,103
5,000,000		Granville, NY CSD, (Series A) BANs, 1.250%, 6/18/2021	5,002,933
1,600,000		Great Neck Plaza, NY BANs, 1.500%, 4/20/2022	1,618,870
1,330,420		Guilderland, NY CSD BANs, 1.250%, 7/9/2021	1,331,793
2,500,000		Hoosick Falls, NY CSD BANs, 1.000%, 9/10/2021	2,505,217
6,750,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Certificates (Series 2020-XF2859) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.160%, 5/6/2021	6,750,000
5,030,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Receipts (Series 2019-ZM0737) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.130%, 5/6/2021	5,030,000
3,000,000		Keene, NY CSD BANs, 1.250%, 11/19/2021	3,015,240
5,000,000		Lewiston-Porter, NY CSD BANs, 1.250%, 6/16/2021	5,003,753
6,200,000		Lyndonville, NY CSD BANs, 1.250%, 6/10/2021	6,204,047
6,000,000		Mechanicville, NY City School District BANs, 1.000%, 6/18/2021	6,000,000
18,445,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Clipper Tax-Exempt Certificates Trust (Series 2009-71) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.110%, 5/6/2021	18,445,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 5,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.120%, 5/6/2021	$5,000,000
16,685,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XF0917) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 5/6/2021	16,685,000
16,670,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0826) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 5/6/2021	16,670,000
13,330,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0835) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 5/6/2021	13,330,000
3,075,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.200%, 5/6/2021	3,075,000
3,725,000		Nassau County, NY, RBC Muni Products (Series 2018 G-5) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.090%, 5/6/2021	3,725,000
8,960,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2815) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.120%, 5/6/2021	8,960,000
8,700,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2816) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.110%, 5/6/2021	8,700,000
4,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2787) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.090%, 5/6/2021	4,000,000
2,430,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.040%, 5/3/2021	2,430,000
3,700,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 0.040%, 5/3/2021	3,700,000
15,000,000		New York City, NY Transitional Finance Authority, Stage Trust 3a-7 (Series 2020-002) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.210%, 5/6/2021	15,000,000
10,620,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.260%, 5/6/2021	10,620,000
7,000,000		New York State Dormitory Authority (New York City, NY), RBC Muni Products Inc Trust (Series E-146) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.090%, 5/6/2021	7,000,000
3,750,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2020-XF0951) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/6/2021	3,750,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$10,000,000		New York State Dormitory Authority (St. John’s University), Clipper Tax-Exempt Certificates Trust (2009-45) TOBs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.230%, Optional Tender 6/24/2021	$10,000,000
5,600,000		New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Receipts (Series 2018-XG0218) Weekly VRDNs, (Bank of America N.A. LIQ), 0.090%, 5/6/2021	5,600,000
2,535,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (FNMA LOC), 0.050%, 5/5/2021	2,535,000
2,950,000		New York State HFA, Tender Option Bond Trust Certificates (Series 2019-ZF2800) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.100%, 5/6/2021	2,950,000
2,250,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0945) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/6/2021	2,250,000
2,250,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0946) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/6/2021	2,250,000
3,000,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0947) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.090%, 5/6/2021	3,000,000
5,000,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-ZF0949) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.090%, 5/6/2021	5,000,000
5,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Clipper Tax-Exempt Certificates Trust (Series 2009-35) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 5/6/2021	5,500,000
7,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2018-XM0636) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/6/2021	7,500,000
4,010,560		Niskayuna, NY BANs, 1.500%, 2/25/2022	4,053,314
14,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.110%, 5/6/2021	14,500,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 5) Weekly VRDPs, (TD Bank, N.A. LIQ), 0.110%, 5/6/2021	10,000,000
4,230,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 5/6/2021	4,230,000
7,485,000		Ontario County, NY Industrial Development Agency (Friends of the Finger Lakes Performing Arts Center, Inc.), (Series 2005A) Monthly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.450%, 5/3/2021	7,485,000
1,500,000		Orange County, NY IDA (Tuxedo Park School), (Series 2002) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 5/6/2021	1,500,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 1,100,000		Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.140%, 5/6/2021	$1,100,000
1,175,000		Rensselaer County, NY IDA (WMHT Educational Telecommunications), Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 5/6/2021	1,175,000
8,000,000		Salina, NY BANs, 1.250%, 6/11/2021	8,005,805
4,000,000		Schoharie County, NY BANs, 1.500%, 6/18/2021	4,004,966
2,484,400		Sidney, NY CSD BANs, 1.250%, 8/6/2021	2,488,665
2,229,095		South Jefferson, NY CSD BANs, 0.750%, 2/11/2022	2,237,269
2,500,000		Sweet Home, NY CSD BANs, 1.250%, 7/8/2021	2,502,914
2,100,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2A) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.100%, 5/5/2021	2,100,000
4,000,000		Trumansburg, NY CSD BANs, 1.000%, 6/16/2021	4,003,393
4,000,000		Trust for Cultural Resources of the City of New York (American Museum of National History), (Series 2014 B-1) TOBs, 0.160%, Mandatory Tender 11/5/2021	4,000,000
5,000,000		Union Endicott, NY CSD BANs, 1.500%, 7/30/2021	5,012,975
4,470,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams- Proctor Arts Institute), (Series 2006) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.120%, 5/6/2021	4,470,000
1,972,500		Watertown, NY (City of) BANs, 1.750%, 5/19/2021	1,972,989
4,710,000		Watertown, NY (Town of) BANs, 1.500%, 4/14/2022	4,761,424
2,000,000		Waterville, NY CSD BANs, 1.500%, 8/13/2021	2,006,571
		TOTAL INVESTMENT IN SECURITIES—101.3% (AT AMORTIZED COST)[2]	362,856,225
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[3]	(4,624,390)
		TOTAL NET ASSETS—100%	$358,231,835
At April 30, 2021, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Semi-Annual Shareholder Report
6

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of April 30, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CSD	—Central School District
FNMA	—Federal National Mortgage Association
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.013	0.011	0.006	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.006	0.013	0.011	0.006	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.013)	(0.011)	(0.006)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.006)	(0.013)	(0.011)	(0.006)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.58%	1.33%	1.08%	0.56%	0.16%
Ratios to Average Net Assets:
Net expenses[4]	0.25%[5]	0.32%	0.32%	0.32%	0.32%	0.22%[6]
Net investment income	0.01%[5]	0.64%	1.31%	1.10%	0.58%	0.10%
Expense waiver/reimbursement[7]	0.29%[5]	0.19%	0.17%	0.25%	0.34%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$129,756	$179,225	$326,684	$211,511	$111,061	$70,496

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.22% after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$362,856,225
Cash	135,233
Income receivable	811,914
Receivable for shares sold	53,301
Total Assets	363,856,673
Liabilities:
Payable for investments purchased	5,304,451
Payable for shares redeemed	202,150
Income distribution payable	210
Payable for investment adviser fee (Note 4)	14,282
Payable for administrative fee (Note 4)	769
Accrued expenses (Note 4)	102,976
Total Liabilities	5,624,838
Net assets for 358,208,731 shares outstanding	$358,231,835
Net Assets Consist of:
Paid-in capital	$358,208,731
Total distributable earnings (loss)	23,104
Total Net Assets	$358,231,835
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$129,755,891 ÷ 129,747,526 outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$188,748,469 ÷ 188,736,291 outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$8,145,198 ÷ 8,144,673 outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$31,582,277 ÷ 31,580,241 outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Interest	$521,241
Expenses:
Investment adviser fee (Note 4)	597,488
Administrative fee (Note 4)	155,940
Custodian fees	7,819
Transfer agent fees (Note 2)	161,037
Directors’/Trustees’ fees (Note 4)	1,276
Auditing fees	10,414
Legal fees	8,760
Portfolio accounting fees	70,083
Distribution services fee (Note 4)	358,125
Other service fees (Notes 2 and 4)	304,980
Share registration costs	56,953
Printing and postage	13,709
Miscellaneous (Note 4)	4,651
TOTAL EXPENSES	1,751,235
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	(560,738)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(684,816)
TOTAL WAIVERS AND REIMBURSEMENT	(1,245,554)
Net expenses	505,681
Net investment income	15,560
Net realized gain on investments	14,552
Change in net assets resulting from operations	$30,112
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,560	$2,801,570
Net realized gain (loss)	14,552	11
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,112	2,801,581
Distributions to Shareholders:
Wealth Shares	(7,688)	(1,748,534)
Service Shares	(10,332)	(989,900)
Cash II Shares	(403)	(39,609)
Cash Series Shares	(1,494)	(56,641)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,917)	(2,834,684)
Share Transactions:
Proceeds from sale of shares	218,285,558	728,478,378
Net asset value of shares issued to shareholders in payment of distributions declared	18,288	2,631,762
Cost of shares redeemed	(293,974,234)	(878,935,813)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(75,670,388)	(147,825,673)
Change in net assets	(75,660,193)	(147,858,776)
Net Assets:
Beginning of period	433,892,028	581,750,804
End of period	$358,231,835	$433,892,028
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. The financial highlights of the Service Shares, Cash II Shares and Cash Series Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determines such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report
12

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,245,554 is disclosed in various locations in this Note 2 and Note 4. For the six months ended April 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Wealth Shares	$61,945	$(465)
Service Shares	83,679	(723)
Cash II Shares	3,272	(29)
Cash Series Shares	12,141	(106)
TOTAL	$161,037	$(1,323)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
13

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$257,563	$(1,593)	$(255,970)
Cash II Shares	10,061	—	(10,061)
Cash Series Shares	37,356	(1)	(37,355)
TOTAL	$304,980	$(1,594)	$(303,386)
For the six months ended April 30, 2021, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be
Semi-Annual Shareholder Report
14

resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	85,548,472	$85,548,472	312,197,082	$312,197,082
Shares issued to shareholders in payment of distributions declared	6,146	6,146	1,568,473	1,568,473
Shares redeemed	(135,026,919)	(135,026,919)	(461,203,973)	(461,203,973)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(49,472,301)	$(49,472,301)	(147,438,418)	$(147,438,418)
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	96,514,924	$96,514,924	337,808,998	$337,808,998
Shares issued to shareholders in payment of distributions declared	10,256	10,256	968,768	968,768
Shares redeemed	(128,782,329)	(128,782,329)	(337,431,788)	(337,431,788)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(32,257,149)	$(32,257,149)	1,345,978	$1,345,978
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	6,315,969	$6,315,969	12,357,244	$12,357,244
Shares issued to shareholders in payment of distributions declared	402	402	39,403	39,403
Shares redeemed	(5,686,958)	(5,686,958)	(14,832,345)	(14,832,345)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	629,413	$629,413	(2,435,698)	$(2,435,698)
Semi-Annual Shareholder Report
15

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	29,906,193	$29,906,193	66,115,054	$66,115,054
Shares issued to shareholders in payment of distributions declared	1,484	1,484	55,118	55,118
Shares redeemed	(24,478,028)	(24,478,028)	(65,467,707)	(65,467,707)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	5,429,649	$5,429,649	702,465	$702,465
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(75,670,388)	$(75,670,388)	(147,825,673)	$(147,825,673)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the Adviser voluntarily waived $560,738 of its fee and voluntarily reimbursed $20,388 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report
16

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$258,283	$(258,283)
Cash II Shares	10,079	(10,079)
Cash Series Shares	89,763	(89,763)
TOTAL	$358,125	$(358,125)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2021, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2021, FSSC reimbursed $1,594 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report
17

Interfund Transactions
During the six months ended April 30, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $75,905,000 and $114,860,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2021, 45.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 19.6% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in
Semi-Annual Shareholder Report
18

the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
19

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
20

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.01	$[2]1.24
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.55	$[2]1.25

1
Expenses are equal to the Fund’s Wealth Shares annualized net expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Wealth Shares current Fee Limit of 0.32% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.59 and $1.61, respectively.

Semi-Annual Shareholder Report
21

Evaluation and Approval of Advisory Contract–May 2020
Federated new york municipal cash trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
Semi-Annual Shareholder Report
22

and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report
23

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report
24

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
Semi-Annual Shareholder Report
25

evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report
26

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for
Semi-Annual Shareholder Report
27

the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations,
Semi-Annual Shareholder Report
28

issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the
Semi-Annual Shareholder Report
29

Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
31

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
32

Federated Hermes New York Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
35088 (6/21)
© 2021 Federated Hermes, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2021